UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   09/30/04
                         -----------

Date of reporting period:  09/30/04
                         -----------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

Fund Touchstone High Yield Fund Touchstone Institutional U.S. Government Money Market Fund Touchstone U.S.Government Money Market Fund Touchstone Money Market Fund Touchstone Core Bond Fund Touchstone High Yield Fund Touchstone Institutio Fund Touchstone High Yield Fund Touchstone Institutional U.S. Government Money Market Fund Touchstone U.S.Government Money Market Fund Touchstone Money Market Fund Touchstone Core Bond Fund Touchstone High Yield Fund Touchstone Institutio




                                                              September 30, 2004
--------------------------------------------------------------------------------

[LOGO]  TOUCHSTONE
        INVESTMENTS



--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------



Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional U.S. Government Money Market Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund






            RESEARCH   o     DESIGN    o  SELECT      o      MONITOR

TABLE OF CONTENTS
================================================================================

                                                                           Page
--------------------------------------------------------------------------------
Letter from the President                                                     3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance                                 4-7
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       9-10
--------------------------------------------------------------------------------
Statements of Operations                                                  11-12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                       13-15
--------------------------------------------------------------------------------
Financial Highlights                                                      16-25
--------------------------------------------------------------------------------
Notes to Financial Statements                                             26-35
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
       Core Bond Fund                                                     36-38
--------------------------------------------------------------------------------
       High Yield Fund                                                    39-41
--------------------------------------------------------------------------------
       Institutional U.S. Government Money Market Fund                    42-43
--------------------------------------------------------------------------------
       Money Market Fund                                                  44-47
--------------------------------------------------------------------------------
       U.S. Government Money Market Fund                                  48-49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                           50
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                      51
--------------------------------------------------------------------------------
Management of the Trust                                                   52-54
--------------------------------------------------------------------------------
Other Items                                                                  55
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholder:

We are pleased to provide you with the Touchstone Investment Trust Annual Report for the twelve months ended September 30, 2004.

During the second half of the 2004 fiscal year, the Federal Reserve increased the Fed Funds rate three times in 0.25% increments from 1.00% to 1.75%. Long-term interest rates declined despite these rate hikes. As a result, the bond market finished the year with its strongest quarter since the third quarter of 2002. For the period ended September 30, 2004, the Lehman U.S. Aggregate Index, a broad fixed income index, returned 3.20% for the quarter and 3.68% for the year. We believe this is due to the Fed's excellent job of communicating its intentions to raise interest rates earlier this year, as the news was already factored into the bond market. Additionally, fears that higher energy prices would slow the economy contributed to the drop in long-term rates.

While the general bond market posted respectable gains for the year, returns in the high yield market were outstanding. As the economy continues to grow and default rates continue to decline, we anticipate the favorable environment for high yield to continue. In fact, in each of the last four rising interest rate environments, high yield bonds have outperformed investment grade securities.

Money market fund rates continue to climb as the Fed maintains its stance. Money market funds continue to provide investors with stability, liquidity and convenience. They remain an excellent place to earn current income whether as a harbor from market volatility or as a cash management tool.

We at Touchstone have an optimistic view regarding the economy and the financial markets. Fixed income mutual funds provide the diversification that can help your financial strategy stay on course. We suggest maintaining a long-term approach and remaining diversified to gain the full potential benefits of investing.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf. We look forward to serving your investment needs in the future.

Best regards,


/s/ Jill. T McGruder
-----------------------------
Jill. T McGruder
President
Touchstone Investment Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

TOUCHSTONE CORE BOND FUND

The Fund's Class A Shares total return was 2.56% for the twelve months ended September, 2004. The total return for the Lehman Brothers U.S. Aggregate Index was 3.68% for the same period. Over the past 12 months the Fund was positioned for an increase in interest rates, which hindered performance. The main surprise in 2004 has been on the interest rates, where the yield on the 10-year Treasury fell below the 4.0% threshold in late September. This occurred following the Federal Reserve's action to boost the federal funds rate to 1.75% from 1.50%. It is highly unusual for long-term rates to decline while the Fed is early in the process of tightening monetary policy. In our opinion, fair value for the 10-year note is about 4.50%. Accordingly, we are maintaining a defensive stance in the bond market, with the average duration below the benchmark.

Corporate bonds, along with all major sectors of the bond market, performed in line with the Treasury sector in terms of price performance, but did benefit from the higher yield (risk premium) on these bonds. Given the pace of economic growth expected over the next several quarters, the outlook for corporate earnings and credit continues to be good. However, the risk premium added to corporate bonds, over Treasuries, already reflects this positive environment. We continue to have a favorable opinion of corporate bonds with the expectation of earning the coupon, but with no expectation of price appreciation.

Government agency and mortgage-backed securities also performed in a similar manner to corporate bonds during the period. Mortgage rates fell following the recent drop in Treasury yields and refinancing activity accelerated, increasing the expected variability of prepayments for mortgage-backed securities. The yield offered by mortgages appears attractive relative to Treasuries, and although the sector could experience some volatility, we have a positive opinion.

The pace of economic activity appears to have moderated to a 3%-4% rate in the past two quarters. While this pace is well below the 6% average in the second half of 2003, it is in line with the economy's long-term potential. However, there is considerable uncertainty about the economic outlook into 2005, especially with oil prices over $50 per barrel. Moreover, the possibility of terrorism continues to concern investors.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             CORE BOND FUND* AND THE LEHMAN BROTHERS AGGREGATE INDEX

------------------------------------------------
                    CORE BOND FUND
            AVERAGE ANNUAL TOTAL RETURNS**
            ------------------------------
          1 YEAR    5 YEARS   SINCE INCEPTION***

CLASS A   (2.29%)    4.98%          5.87%
CLASS C    1.93%     5.08%          5.44%
------------------------------------------------

  [THE FOLLOWING INFORMATION APPEARS AS A LINE CHART IN THE PRINTED MATERIAL]

Touchstone Investment Trust - Core Bond       Lehman Brothers Aggregrate Index
---------------------------------------       --------------------------------
     10/03/94         9,525                      10/03/94        10,000
     10/31/94         9,515                      10/31/94         9,991
     11/30/94         9,506                      11/30/94         9,969
     12/31/94         9,554                      12/31/94        10,038
     03/31/95        10,050                      03/31/95        10,544
     06/30/95        10,573                      06/30/95        11,186
     09/30/95        10,744                      09/30/95        11,406
     12/31/95        11,173                      12/31/95        11,892
     03/31/96        10,939                      03/31/96        11,681
     06/30/96        10,983                      06/30/96        11,748
     09/30/96        11,176                      09/30/96        11,965
     12/31/96        11,492                      12/31/96        12,324
     03/31/97        11,452                      03/31/97        12,255
     06/30/97        11,820                      06/30/97        12,705
     09/30/97        12,199                      09/30/97        13,127
     12/31/97        12,331                      12/31/97        13,513
     03/31/98        12,584                      03/31/98        13,724
     06/30/98        12,854                      06/30/98        14,044
     09/30/98        13,203                      09/30/98        14,638
     12/31/98        13,385                      12/31/98        14,687
     03/31/99        13,288                      03/31/99        14,615
     06/30/99        13,163                      06/30/99        14,486
     09/30/99        13,204                      09/30/99        14,584
     12/31/99        13,161                      12/31/99        14,567
     03/31/00        13,293                      03/31/00        14,888
     06/30/00        13,526                      06/30/00        15,148
     09/30/00        13,884                      09/30/00        15,604
     12/31/00        14,440                      12/31/00        16,260
     03/31/01        14,810                      03/31/01        16,754
     06/30/01        14,803                      06/30/01        16,848
     09/30/01        15,496                      09/30/01        17,625
     12/31/01        15,400                      12/31/01        17,633
     03/31/02        15,375                      03/31/02        17,650
     06/30/02        15,921                      06/30/02        18,302
     09/30/02        16,528                      09/30/02        19,141
     12/31/02        16,745                      12/31/02        19,442
     03/31/03        16,980                      03/31/03        19,712
     06/30/03        17,300                      06/30/03        20,205
     09/30/03        17,241                      09/30/03        20,176
     12/31/03        17,289                      12/31/03        20,239
     03/31/04        17,648                      03/31/04        20,778
     06/30/04        17,255                      06/30/04        20,270
     09/30/04        17,682                      09/30/04        20,918

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

** The average annual total returns shown above are adjusted for maximum applicable sales charge.

***   Class A and Class C shares commenced operations on October 3, 1994.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

TOUCHSTONE HIGH YIELD FUND

The Fund's Class A Shares total return was 10.28% for the twelve months ended September, 2004. The total return for the Merrill High Yield Master Index was 12.23% for the same period.

The High Yield market posted impressive gains during the period, comfortably outpacing most fixed income indices. Lower rated securities were the best performing segment of the market with CCC-rated issues returning nearly 15%. Lack of exposure to lower quality securities hindered returns for the Fund. In the more recent quarters, the Fund has performed well since returns have been less impacted by lower quality securities and there is a continued commitment to higher quality securities.

For the period, Metals, Financials, Textiles and Restaurants were some of the best performing sectors. Lack of exposure to these volatile sectors dampened returns. Conversely, overweight positions in Energy and Consumer sectors were additive to performance. Airlines continued to post losses with high oil prices and increased competition pushing some carriers near bankruptcy.

The market experienced considerable activity from the new issue calendar with 2004 year-to-date new issuance exceeding $115 billion. This is the strongest pace since 1988. One concern we see is that the quality of new issues being priced continues to be rather low with nearly 34% of 2004 new issues rated B- or lower. In fact, recent weeks have seen up to 2/3 of new issues rated CCC by at least one rating agency. This type of new issue calendar often results in higher default rates 2 - 3 years later. We have limited our activity in the new issue calendar because of this lack of quality.

Although we are concerned with the quality of the new issue calendar and recognize that spreads in the High Yield market are tighter than average, we remain optimistic on the High Yield market. The economy continues to expand and default rates continue to decline creating a favorable environment for High Yield issuers. Expectations for growth in the 4th quarter support the prospects for High Yield. We expect High Yield to generate relatively attractive performance, particularly in this low return environment. With our expectation of slightly higher interest rates, we feel High Yield valuations are fair and expect returns to compare favorably to other fixed income asset classes.

We will continue to position the Fund to exhibit less volatility than the broad market and deliver attractive risk adjusted returns. The Fund is designed for performance over a full cycle with focus on protecting principal in down markets.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         HIGH YIELD FUND* AND THE MERRILL LYNCH HIGH YIELD MASTER INDEX

------------------------------------------------
                    HIGH YIELD FUND
            AVERAGE ANNUAL TOTAL RETURNS**
            ------------------------------
            1 YEAR      SINCE INCEPTION***

CLASS A      5.05%           6.96%
CLASS B      5.46%           7.16%
CLASS C      9.45%           7.54%
------------------------------------------------

  [THE FOLLOWING INFORMATION APPEARS AS A LINE CHART IN THE PRINTED MATERIAL]

Touchstone Investment Trust - High Yield   Merrill Lynch High Yield Master Index
----------------------------------------   -------------------------------------
     05/01/00         9,525                     05/01/00        10,000
     05/31/00         9,512                     05/31/00         9,896
     06/30/00         9,661                     06/30/00        10,065
     07/31/00         9,772                     07/31/00        10,137
     08/31/00         9,991                     08/31/00        10,261
     09/30/00         9,926                     09/30/00        10,201
     10/31/00         9,739                     10/31/00         9,902
     11/30/00         9,462                     11/30/00         9,592
     12/31/00         9,761                     12/31/00         9,800
     01/31/01        10,260                     01/31/01        10,384
     02/28/01        10,309                     02/28/01        10,548
     03/31/01        10,181                     03/31/01        10,409
     04/30/01        10,175                     04/30/01        10,295
     05/31/01        10,283                     05/31/01        10,493
     06/30/01        10,064                     06/30/01        10,277
     07/31/01        10,267                     07/31/01        10,436
     08/31/01        10,374                     08/31/01        10,537
     09/30/01         9,794                     09/30/01         9,862
     10/31/01         9,990                     10/31/01        10,152
     11/30/01        10,311                     11/30/01        10,482
     12/31/01        10,268                     12/31/01        10,408
     01/31/02        10,379                     01/31/02        10,466
     02/28/02        10,358                     02/28/02        10,365
     03/31/02        10,558                     03/31/02        10,612
     04/30/02        10,746                     04/30/02        10,780
     05/31/02        10,723                     05/31/02        10,722
     06/30/02        10,440                     06/30/02         9,960
     07/31/02        10,103                     07/31/02         9,563
     08/31/02        10,194                     08/31/02         9,803
     09/30/02        10,038                     09/30/02         9,645
     10/31/02        10,021                     10/31/02         9,564
     11/30/02        10,567                     11/30/02        10,137
     12/31/02        10,666                     12/31/02        10,289
     01/31/03        10,847                     01/31/03        10,585
     02/28/03        10,975                     02/28/03        10,721
     03/31/03        11,078                     03/31/03        10,998
     04/30/03        11,658                     04/30/03        11,617
     05/31/03        11,759                     05/31/03        11,742
     06/30/03        12,019                     06/30/03        12,062
     07/31/03        11,912                     07/31/03        11,890
     08/31/03        12,000                     08/31/03        12,045
     09/30/03        12,204                     09/30/03        12,367
     10/31/03        12,358                     10/31/03        12,620
     11/30/03        12,474                     11/30/03        12,793
     12/31/03        12,748                     12/31/03        13,090
     01/31/04        12,947                     01/31/04        13,293
     02/29/04        12,943                     02/29/04        13,289
     03/31/04        13,003                     03/31/04        13,382
     04/30/04        12,921                     04/30/04        13,285
     05/31/04        12,726                     05/31/04        13,073
     06/30/04        12,886                     06/30/04        13,264
     07/31/04        13,011                     07/31/04        13,445
     08/31/04        13,271                     08/31/04        13,689
     09/30/04        13,459                     09/30/04        13,879

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

** The average annual total returns shown above are adjusted for maximum applicable sales charge.

*** Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

                            AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------
                                 CORE BOND FUND
                                 --------------
CREDIT ANALYSIS                                  (% OF NET ASSETS)
AAA/Aaa                                                       77.4
AA/Aa                                                          0.9
A/A                                                           10.3
BBB/Baa                                                       11.4
                                                             -----
TOTAL                                                        100.0
                                                             -----
------------------------------------------------------------------

------------------------------------------------------------------
                                 HIGH YIELD FUND
                                 ---------------
CREDIT ANALYSIS                                  (% OF NET ASSETS)
AAA/Aaa                                                        1.3
BBB/Baa                                                        8.6
BB/Ba                                                         34.3
B/B                                                           53.1
CCC/Caa                                                        2.7
                                                             -----
TOTAL                                                        100.0
                                                             -----
------------------------------------------------------------------

------------------------------------------------------------------
                            TOUCHSTONE INSTITUTIONAL
                                 U.S. GOVERNMENT
                                MONEY MARKET FUND
                                -----------------
CREDIT QUALITY                                   (% OF NET ASSETS)
AAA                                                          100.0

PORTFOLIO ALLOCATION                             (% OF NET ASSETS)
FFCB                                                           3.4
FHLB                                                          24.5
FHLMC                                                          6.4
FNMA                                                          17.7
Repurchase Agreements                                         28.1
Overseas Private Investment Corp.                              7.6
Variable Rate Demand Notes                                    12.3
                                                             -----
TOTAL                                                        100.0
                                                             -----
------------------------------------------------------------------

------------------------------------------------------------------
                           TOUCHSTONE U.S. GOVERNEMENT
                                MONEY MARKET FUND
                                -----------------
CREDIT QUALITY                                   (% OF NET ASSETS)
AAA                                                          100.0

PORTFOLIO ALLOCATION                             (% OF NET ASSETS)
FFCB                                                           5.5
FHLB                                                          21.0
FHLMC                                                          1.6
FNMA                                                          16.2
Repurchase Agreements                                         30.1
Overseas Private Investment Corp.                             11.9
Variable Rate Demand Notes                                    13.7
                                                             -----
TOTAL                                                        100.0
                                                             -----
------------------------------------------------------------------

------------------------------------------------------------------
                                MONEY MARKET FUND
                                -----------------
CREDIT QUALITY                                   (% OF NET ASSETS)
A-1/P-1F-1                                                    93.3
FW1(NR)                                                        6.7
                                                             -----
TOTAL                                                        100.0
                                                             -----

PORTFOLIO ALLOCATION                             (% OF NET ASSETS)
Variable Rate Demand Notes                                    71.1
Corporate Notes/CP                                            13.7
Taxable Municipal Bonds                                       14.2
Repurchase Agreements                                          1.0
                                                             -----
TOTAL                                                        100.0
                                                             -----
------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
================================================================================

                                                                            CORE BOND           HIGH YIELD
                                                                               FUND                 FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost ............................................................     $ 62,720,354          $ 85,236,971
                                                                           ==================================
  At market value - including $3,385,045 of securities
     on loan for the High Yield Fund .................................     $ 63,296,021          $ 89,335,253
Cash .................................................................            1,291                   659
Dividends and interest receivable ....................................          400,848             1,876,247
Securities lending income ............................................               --                 1,295
Receivable for capital shares sold ...................................           38,516               648,364
Other assets .........................................................           15,093                16,502
                                                                           ----------------------------------
TOTAL ASSETS .........................................................       63,751,769            91,878,320
                                                                           ----------------------------------

LIABILITIES
Dividends payable ....................................................           15,028               134,307
Payable upon return of securities loaned .............................               --             3,534,796
Payable for securities purchased .....................................          792,138                    --
Payable for capital shares redeemed ..................................           63,925               673,638
Payable to Adviser ...................................................           25,506                30,162
Payable to affiliates ................................................           11,475                13,349
Payable to Trustees ..................................................            2,783                 2,155
Other accrued expenses and liabilities ...............................           54,851                35,163
                                                                           ----------------------------------
TOTAL LIABILITIES ....................................................          965,706             4,423,570
                                                                           ----------------------------------
NET ASSETS ...........................................................     $ 62,786,063          $ 87,454,750
                                                                           ==================================

NET ASSETS CONSIST OF:
Paid-in capital ......................................................     $ 63,488,331          $ 82,728,072
Undistributed (distributions in excess of) net investment income .....           90,740                  (529)
Accumulated net realized gains (losses) from security transactions ...       (1,368,675)              628,925
Net unrealized appreciation on investments ...........................          575,667             4,098,282
                                                                           ----------------------------------
NET ASSETS ...........................................................     $ 62,786,063          $ 87,454,750
                                                                           ==================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ............................     $ 60,553,622          $ 64,825,387
                                                                           ==================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ................................        6,067,132             6,619,101
                                                                           ==================================
Net asset value and redemption price per share .......................     $       9.98          $       9.79
                                                                           ==================================
Maximum offering price per share .....................................     $      10.48          $      10.28
                                                                           ==================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ............................     $         --          $  8,735,311
                                                                           ==================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ................................               --               893,227
                                                                           ==================================
Net asset value, offering price and redemption price per share* ......     $         --          $       9.78
                                                                           ==================================


PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ............................     $  2,232,441          $ 13,894,052
                                                                           ==================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ................................          236,099             1,419,206
                                                                           ==================================
Net asset value, offering price and redemption price per share* ......     $       9.46          $       9.79
                                                                           ==================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
================================================================================

                                                     INSTITUTIONAL U.S.      MONEY          U.S. GOVERNMENT
                                                     GOVERNMENT MONEY       MARKET            MONEY MARKET
                                                       MARKET FUND           FUND                 FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ......   $  29,850,239       $ 177,976,555        $  35,100,916
  Repurchase agreements ..........................      11,651,000           1,699,000           15,131,000
                                                     ------------------------------------------------------
Total investment securities ......................   $  41,501,239       $ 179,675,555        $  50,231,916
Cash .............................................             396                 747                  733
Interest receivable ..............................         206,982             787,486              204,090
Other assets .....................................           2,340              16,117                7,772
                                                     ------------------------------------------------------
TOTAL ASSETS .....................................      41,710,957         180,479,905           50,444,511
                                                     ------------------------------------------------------

LIABILITIES
Dividends payable ................................           1,665                 540                  341
Payable to Adviser ...............................             176              68,534               20,351
Payable to affiliates ............................           6,413              25,261               10,924
Payable to Trustees ..............................           2,059               2,008                2,158
Payable for securities purchased .................          99,720                  --              220,864
Other accrued expenses and liabilities ...........          31,862              96,994               50,639
                                                     ------------------------------------------------------
TOTAL LIABILITIES ................................         141,895             193,337              305,277
                                                     ------------------------------------------------------

NET ASSETS .......................................   $  41,569,062       $ 180,286,568        $  50,139,234
                                                     ======================================================

NET ASSETS CONSIST OF:
Paid-in capital ..................................   $  41,566,399       $ 180,315,037        $  50,141,183
Accumulated net realized gains (losses) from
  security transactions ..........................           2,663             (28,469)              (1,949)
                                                     ------------------------------------------------------

NET ASSETS .......................................   $  41,569,062       $ 180,286,568        $  50,139,234
                                                     ======================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........   $  41,569,062       $  76,650,139        $  50,139,234
                                                     ======================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) .................................      41,580,013          76,693,812           50,141,185
                                                     ======================================================
Net asset value and redemption price per share ...   $        1.00       $        1.00        $        1.00
                                                     ======================================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares ........   $          --       $ 103,636,429        $          --
                                                     ======================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) .................................              --         103,652,986                   --
                                                     ======================================================
Net asset value and redemption price per share ...   $          --       $        1.00        $          --
                                                     ======================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
================================================================================

                                                                    CORE BOND           HIGH YIELD
                                                                       FUND                 FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................   $         --          $     13,288
Income from securities loaned ..................................            213                16,424
Interest .......................................................      2,164,271             7,129,309
                                                                   ----------------------------------
TOTAL INVESTMENT INCOME ........................................      2,164,484             7,159,021
                                                                   ----------------------------------
EXPENSES
Investment advisory fees .......................................        253,478               504,915
Distribution expenses, Class A .................................        169,942               216,052
Distribution expenses, Class B* ................................          5,851                82,887
Distribution expenses, Class C .................................         17,987               141,345
Sponsor fees ...................................................        101,392               168,306
Accounting services fees .......................................         38,500                45,000
Transfer agent fees, Class A ...................................         33,906                33,700
Transfer agent fees, Class B* ..................................          6,407                12,000
Transfer agent fees, Class C ...................................         12,000                13,200
Administration fees ............................................         27,882                46,283
Postage and supplies ...........................................         27,165                45,261
Professional fees ..............................................         14,746                15,001
Custodian fees .................................................         13,639                17,000
Registration fees ..............................................             --                 2,703
Registration fees, Class A .....................................          9,060                16,568
Registration fees, Class B* ....................................          6,765                 9,828
Registration fees, Class C .....................................          8,904                13,711
Trustees' fees and expenses ....................................          7,857                 9,000
Reports to shareholders ........................................          6,644                 8,500
Other expenses .................................................          7,424                12,893
                                                                   ----------------------------------
TOTAL EXPENSES .................................................        769,549             1,414,153
Sponsor fees waived ............................................       (101,392)             (168,306)
Fees waived and/or expenses reimbursed
  by the Adviser ...............................................       (194,599)             (194,183)
                                                                   ----------------------------------
NET EXPENSES ...................................................        473,558             1,051,664
                                                                   ----------------------------------
NET INVESTMENT INCOME ..........................................      1,690,926             6,107,357
                                                                   ----------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gains (losses) from
  security transactions ........................................     (1,066,746)              809,852
Net change in unrealized appreciation/
  depreciation on investments ..................................       (179,030)              839,150
                                                                   ----------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS ...............................................     (1,245,776)            1,649,002
                                                                   ----------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $    445,150          $  7,756,359
                                                                   ==================================

* Represents the period from October 1, 2003 through May 21, 2004 for the Core Bond Fund (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
================================================================================

                                              INSTITUTIONAL U.S.        MONEY      U.S. GOVERNMENT
                                               GOVERNMENT MONEY        MARKET        MONEY MARKET
                                                 MARKET FUND            FUND             FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ...............................  $   645,065        $ 2,912,856        $   732,237
                                                 -------------------------------------------------

EXPENSES
Investment advisory fees ......................      106,709            869,959            302,149
Distribution expenses, Class A ................       54,926            313,674            218,284
Distribution expenses, Class S ................           --            617,869                 --
Accounting services fees ......................       27,500             45,500             29,000
Postage and supplies ..........................       21,930            103,791             49,621
Transfer agent fees, Class A ..................       46,750            163,000             74,000
Transfer agent fees, Class S ..................           --             12,000                 --
Professional fees .............................       20,000             29,000             21,500
Custodian fees ................................       41,100             48,000             38,550
Administration fees ...........................       10,674            101,078             33,914
Trustees' fees and expenses ...................        9,000              8,900              9,100
Registration fees .............................        3,671              9,345             11,548
Registration fees, Class A ....................           --             16,640                 --
Registration fees, Class S ....................           --             15,940                 --
Reports to shareholders .......................        7,000             13,000              8,000
Other expenses ................................        1,770              2,700              1,802
                                                 -------------------------------------------------
TOTAL EXPENSES ................................      351,030          2,370,396            797,468
Fees waived and/or expenses reimbursed
  by the Adviser ..............................     (137,793)          (427,007)          (212,730)
                                                 -------------------------------------------------
NET EXPENSES ..................................      213,237          1,943,389            584,738
                                                 -------------------------------------------------

NET INVESTMENT INCOME .........................      431,828            969,467            147,499

NET REALIZED LOSSES ON INVESTMENTS ............       (2,444)           (28,469)            (1,949)
                                                 -------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....  $   429,384        $   940,998        $   145,550
                                                 =================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          CORE BOND FUND                          HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
                                                     YEAR                 YEAR              YEAR                  YEAR
                                                     ENDED                ENDED             ENDED                 ENDED
                                                   SEPT. 30,            SEPT. 30,          SEPT. 30,            SEPT. 30,
                                                      2004                 2003               2004                 2003
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .........................   $  1,690,926        $  1,469,219        $  6,107,357        $  4,268,734
Net realized gains (losses) from
  security transactions .......................     (1,066,746)            905,134             809,852             690,151
Net change in unrealized appreciation/
  depreciation on investments .................       (179,030)           (506,504)            839,150           4,799,308
                                                  ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .............................        445,150           1,867,849           7,756,359           9,758,193
                                                  ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...........     (1,619,916)         (1,406,450)         (4,600,346)         (3,512,499)
From net investment income, Class B* ..........        (21,267)            (34,962)           (556,921)           (333,287)
From net investment income, Class C ...........        (49,743)            (61,192)           (950,090)           (422,948)
In excess of net investment income, Class A ...       (162,801)                 --                  --                  --
In excess of net investment income, Class B ...         (2,502)                 --                  --                  --
In excess of net investment income, Class C ...         (6,084)                 --                  --                  --
From net realized gains, Class A ..............       (725,058)           (188,385)           (477,592)                 --
From net realized gains, Class B* .............        (22,128)             (5,663)            (66,230)                 --
From net realized gains, Class C ..............        (29,095)            (10,251)           (115,823)                 --
                                                  ------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..............     (2,638,594)         (1,706,903)         (6,767,002)         (4,268,734)
                                                  ------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .....................      3,045,857          16,173,716          18,198,667          33,540,101
Proceeds from shares issued in connection
  with acquisition (Note 6) ...................     22,889,479                  --                  --                  --
Reinvested distributions ......................      2,458,428           1,543,154           4,209,655           2,981,352
Payments for shares redeemed ..................     (7,503,622)        (18,620,394)        (11,194,952)        (12,963,634)
                                                  ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .............     20,890,142            (903,524)         11,213,370          23,557,819
                                                  ------------------------------------------------------------------------
CLASS B*
Proceeds from shares sold .....................        343,092             524,775           3,104,738           5,724,598
Reinvested distributions ......................         31,280              26,568             154,035              79,836
Payments for shares redeemed ..................     (1,575,558)           (495,495)         (2,002,414)           (651,647)
                                                  ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS .............     (1,201,186)             55,848           1,256,359           5,152,787
                                                  ------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          CORE BOND FUND                          HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
                                                     YEAR                 YEAR              YEAR                  YEAR
                                                     ENDED                ENDED             ENDED                 ENDED
                                                   SEPT. 30,            SEPT. 30,          SEPT. 30,            SEPT. 30,
                                                      2004                 2003               2004               2003
--------------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .....................   $    463,634        $  3,110,798        $  7,718,404        $ 12,494,307
Proceeds from shares issued in
  connection with acquisition (Note 6) ........      1,165,974                  --                  --                  --
Reinvested distributions ......................         68,343              52,131             424,750             159,139
Payments for shares redeemed ..................     (1,285,603)         (3,711,919)         (5,428,118)         (2,957,788)
                                                  ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C TRANSACTIONS ...................        412,348            (548,990)          2,715,036           9,695,658
                                                  ------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......     17,907,860          (1,235,720)         16,174,122          43,895,723

NET ASSETS
Beginning of year .............................     44,878,203          46,113,923          71,280,628          27,384,905
                                                  ------------------------------------------------------------------------
End of year ...................................   $ 62,786,063        $ 44,878,203        $ 87,454,750        $ 71,280,628
                                                  ========================================================================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME .......................   $     90,740        $    187,115        $       (529)       $         --
                                                  ========================================================================

* Represents the period from October 1, 2003 through May 21, 2004 for the Core Bond Fund (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                INSTITUTIONAL U.S.                 MONEY                    U.S. GOVERNMENT
                                                 GOVERNMENT MONEY                  MARKET                    MONEY MARKET
                                                    MARKET FUND                     FUND                         FUND
----------------------------------------------------------------------------------------------------------------------------------
                                               YEAR          YEAR            YEAR          YEAR          YEAR             YEAR
                                               ENDED         ENDED           ENDED         ENDED         ENDED            ENDED
                                              SEPT.30,     SEPT. 30,       SEPT. 30,     SEPT. 30,      SEPT. 30,       SEPT. 30,
                                                2004          2003           2004           2003           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................... $     431,828  $     521,075  $     969,467  $   1,549,586  $     147,499  $     371,923
Net realized gains (losses) from
  security transactions .................        (2,444)        24,143        (28,469)        33,505         (1,949)         7,587
                                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .......................       429,384        545,218        940,998      1,583,091        145,550        379,510
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .....      (426,721)      (521,075)      (588,586)    (1,261,158)      (147,499)      (371,923)
From net investment income, Class S .....            --             --       (380,881)      (288,428)            --             --
From net realized gains, Class A ........       (23,541)            --        (13,302)            --         (5,949)            --
From net realized gains, Class S ........            --             --        (16,871)            --             --             --
                                          ----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .........      (450,262)      (521,075)      (999,640)    (1,549,586)      (153,448)      (371,923)
                                          ----------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...............   138,978,968    121,227,440    123,042,432    306,018,407     63,033,119    144,247,987
Reinvested distributions ................       436,123        500,314        593,339      1,227,698        151,767        368,578
Payments for shares redeemed ............  (149,161,400)  (125,453,427)  (169,132,558)  (299,222,415)   (86,451,539)  (153,542,826)
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .......    (9,746,309)    (3,725,673)    (45,496,78)    (8,023,690)   (23,266,653)    (8,926,261)
                                          ----------------------------------------------------------------------------------------
CLASS S
Proceeds from shares sold ...............            --             --    145,403,036    184,394,906             --             --
Reinvested distributions ................            --             --        397,713        288,418             --             --
Payments for shares redeemed ............            --             --   (150,507,512)   (76,323,576)            --             --
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS S SHARE TRANSACTIONS .......            --             --     (4,706,763)   108,359,748             --             --
                                          ----------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS..    (9,767,187)    (3,701,530)   (50,262,192)   116,416,943    (23,274,551)    (8,918,674)

NET ASSETS
Beginning of year .......................    51,336,249     55,037,779    230,548,760    114,131,817     73,413,785     82,332,459
                                          ----------------------------------------------------------------------------------------
End of year ............................. $  41,569,062  $  51,336,249    180,286,568  $ 230,548,760  $  50,139,234  $  73,413,785
                                          ========================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME ..... $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See accompanying notes to financial statements.

CORE BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                              YEAR           YEAR          YEAR          YEAR       NINE MONTHS      YEAR
                                              ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                             SEPT.30,      SEPT. 30,     SEPT. 30,      SEPT. 30,    SEPT. 30,     DEC. 31,
                                               2004           2003          2002          2001        2000(A)        1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $  10.28      $  10.23      $  10.04      $   9.50      $   9.47      $  10.39
                                             ------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income ...................      0.35          0.34          0.44          0.53          0.48          0.59
  Net realized and unrealized gains
    (losses)on investments ................     (0.10)         0.09          0.21          0.54          0.03         (0.76)
                                             ------------------------------------------------------------------------------
Total from investment operations ..........      0.25          0.43          0.65          1.07          0.51         (0.17)
                                             ------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income .....................     (0.35)        (0.34)        (0.46)        (0.53)        (0.48)        (0.68)
  Distributions in excess of net
    investment income .....................     (0.02)           --            --            --            --            --
  Distributions from net realized gains ...     (0.18)        (0.04)           --            --            --            --
  Return of capital .......................        --            --            --            --            --         (0.07)
                                             ------------------------------------------------------------------------------
Total distributions .......................     (0.55)        (0.38)        (0.46)        (0.53)        (0.48)        (0.75)
                                             ------------------------------------------------------------------------------

Net asset value at end of period ..........  $   9.98      $  10.28      $  10.23      $  10.04      $   9.50      $   9.47
                                             ==============================================================================

Total return(B) ...........................      2.56%         4.31%         6.66%        11.61%         5.50%(C)     (1.68%)
                                             ==============================================================================

Net assets at end of period (000's) .......  $ 60,554      $ 41,787      $ 42,530      $ 39,683      $ 22,086      $  4,310
                                             ==============================================================================

Ratio of net expenses to
  average net assets ......................      0.90%         0.90%         0.90%         0.90%         0.90%(D)      0.90%

Ratio of net investment income
  to average net assets ...................      3.35%         3.22%         4.37%         5.41%         6.16%(D)      5.92%

Portfolio turnover rate ...................       139%          263%          205%           93%          126%(D)        57%

(A) Effective after the close of business on December 31, 1999, the Fund changed its fiscal year-end to September 30.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

CORE BOND FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                  PERIOD          YEAR            YEAR         PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                                  MAY 21,       SEPT. 30,       SEPT. 30,     SEPT. 30,
                                                  2004(B)          2003            2002         2001(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........  $  9.75         $  9.73         $  9.59         $ 9.33
                                                 ------------------------------------------------------

Income (loss) from investment operations:
  Net investment income .......................     0.18            0.24            0.39           0.18
  Net realized and unrealized gains
    (losses) on investments ...................    (0.32)           0.09            0.16           0.26
                                                 ------------------------------------------------------
Total from investment operations ..............    (0.14)           0.33            0.55           0.44
                                                 ------------------------------------------------------

Less distributions:
  Dividends from net investment income ........    (0.18)          (0.27)          (0.41)         (0.18)
  Distributions in excess of net
    investment income .........................    (0.02)             --              --             --
  Distributions from net realized gains .......    (0.18)          (0.04)             --             --
                                                 ------------------------------------------------------
Total distributions ...........................    (0.38)          (0.31)          (0.41)         (0.18)
                                                 ------------------------------------------------------

Net asset value at end of period ..............  $  9.23         $  9.75         $  9.73         $ 9.59
                                                 ======================================================

Total return(C) ...............................    (1.54%)(D)       3.49%           5.89%          4.78%(D)
                                                 ======================================================

Net assets at end of period (000's) ...........  $ 1,047         $ 1,220         $ 1,163         $   30
                                                 ======================================================

Ratio of net expenses to average net assets ...     1.65%(E)        1.65%           1.65%          1.60%(E)

Ratio of net investment income to
  average net assets ..........................     4.05%(E)        2.46%           3.64%          4.29%(E)

Portfolio turnover rate .......................      139%            263%            205%            93%(E)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) On May 21, 2004, Class B shares were merged into Class A shares in connection with an Agreement and Plan of Reorganization approved by shareholders (see Note 6).

(C) Total returns shown exclude the effect of applicable sales loads.

(D) Not annualized.

(E) Annualized.

See accompanying notes to financial statements.

CORE BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                              YEAR           YEAR         YEAR          YEAR     NINE MONTHS     YEAR
                                              ENDED          ENDED        ENDED         ENDED       ENDED        ENDED
                                             SEPT. 30,     SEPT. 30,    SEPT. 30,     SEPT. 30,   SEPT. 30,     DEC. 31,
                                                2004          2003         2002         2001       2000(B)       1999(A)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...    $   9.76      $  9.74      $  9.59      $  9.07      $  9.15      $ 10.08
                                              -------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income ..................        0.28         0.24         0.37         0.45         0.37         0.51
  Net realized and unrealized gains
    (losses) on investments ..............      (0.10)         0.09         0.17         0.53        (0.03)       (0.75)
                                              -------------------------------------------------------------------------
Total from investment operations .........       0.18          0.33         0.54         0.98         0.34        (0.24)
                                              -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...      (0.28)        (0.27)       (0.39)       (0.46)       (0.42)       (0.62)
  Distributions in excess of net
    investment income ....................      (0.02)           --           --           --           --           --
  Distributions from net realized gains ..      (0.18)        (0.04)          --           --           --           --
  Return of capital ......................         --            --           --           --           --        (0.07)
                                              -------------------------------------------------------------------------
Total distributions ......................      (0.48)        (0.31)       (0.39)       (0.46)       (0.42)       (0.69)
                                              -------------------------------------------------------------------------

Net asset value at end of period .........    $  9.46       $  9.76      $  9.74      $  9.59      $  9.07      $  9.15
                                              =========================================================================

Total return(C) ..........................       1.93%         3.47%        5.82%       11.10%        3.87%(D)    (2.41%)
                                              =========================================================================

Net assets at end of period (000's) ......    $ 2,232       $ 1,871      $ 2,421      $ 1,522      $   992      $   998
                                              =========================================================================

Ratio of net expenses to
  average net assets .....................       1.65%         1.65%        1.65%        1.65%        1.65%(E)     1.65%

Ratio of net investment income to
  average net assets .....................       2.62%         2.49%        3.70%        4.73%        5.41%(E)     5.18%

Portfolio turnover rate ..................        139%          263%         205%          93%         126%(E)      120%

(A) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(B) Effective after the close of business on December 31, 1999, the Fund changed its fiscal year-end to September 30.

(C) Total returns shown exclude the effect of applicable sales loads.

(D) Not annualized.

(E) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                            YEAR           YEAR           YEAR        YEAR       PERIOD
                                            ENDED          ENDED          ENDED       ENDED      ENDED
                                          SEPT. 30,      SEPT. 30,      SEPT. 30,   SEPT. 30,   SEPT. 30,
                                             2004           2003          2002         2001       2000(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $   9.64      $   8.59      $   9.07      $ 10.09      $ 10.00
                                           --------------------------------------------------------------

Income (loss) from investment
  operations:
  Net investment income .................      0.72          0.75          0.72         0.90         0.33
  Net realized and unrealized gains
    (losses) on investments .............      0.23          1.04         (0.47)       (1.01)        0.09
                                           --------------------------------------------------------------
Total from investment operations ........      0.95          1.79          0.25        (0.11)        0.42
                                           --------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income ...................     (0.72)        (0.74)        (0.72)       (0.90)       (0.33)
  Distributions from net
    realized gains ......................     (0.08)           --         (0.01)       (0.01)          --
                                           --------------------------------------------------------------
Total distributions .....................     (0.80)        (0.74)        (0.73)       (0.91)       (0.33)
                                           --------------------------------------------------------------

Net asset value at end of period ........  $   9.79      $   9.64      $   8.59      $  9.07      $ 10.09
                                           ==============================================================

Total return(B) .........................     10.28%        21.60%         2.50%       (1.34%)       4.20%(C)
                                           ==============================================================

Net assets at end of period (000's) .....  $ 64,826      $ 52,822      $ 24,609      $ 7,991      $ 7,327
                                           ==============================================================

Ratio of net expenses to
  average net assets ....................      1.05%         1.05%         1.05%        1.05%        1.04%(D)

Ratio of net investment income
  to average net assets .................      7.46%         8.17%         7.79%        9.20%        7.77%(D)

Portfolio turnover rate .................        44%           64%           53%          67%          13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR          PERIOD
                                                     ENDED           ENDED           ENDED          ENDED
                                                    SEPT. 30,      SEPT. 30,       SEPT. 30,      SEPT. 30,
                                                      2004            2003            2002          2001(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........   $  9.63        $   8.59         $  9.08         $  9.85
                                                    -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .........................      0.65            0.68            0.66            0.35
  Net realized and unrealized gains (losses)
    on investments ..............................      0.23            1.04           (0.48)          (0.76)
                                                    -------------------------------------------------------
Total from investment operations ................      0.88            1.72            0.18           (0.41)
                                                    -------------------------------------------------------
Less distributions:
  Dividends from net investment income ..........     (0.65)          (0.68)          (0.66)          (0.35)
  Distributions from net realized gains .........     (0.08)             --           (0.01)          (0.01)
                                                    -------------------------------------------------------
Total distributions .............................     (0.73)          (0.68)          (0.67)          (0.36)
                                                    -------------------------------------------------------

Net asset value at end of period ................   $  9.78        $   9.63         $  8.59         $  9.08
                                                    =======================================================

Total return(B) .................................      9.46%          20.67%           1.80%          (4.38%)(C)
                                                    =======================================================

Net assets at end of period (000's) .............   $ 8,735         $ 7,384         $ 1,854         $   75
                                                    =======================================================

Ratio of net expenses to average net assets .....      1.80%           1.80%           1.80%           1.78%(D)

Ratio of net investment income to
  average net assets ............................      6.71%           7.31%           6.93%           8.34%(D)

Portfolio turnover rate .........................        44%             64%             53%             67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                             YEAR         YEAR           YEAR         YEAR      PERIOD
                                             ENDED        ENDED          ENDED        ENDED      ENDED
                                            SEPT. 30,   SEPT. 30,      SEPT. 30,    SEPT. 30,   SEPT. 30,
                                              2004          2003          2002         2001       2000(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..  $   9.64      $   8.60      $   9.09      $ 10.11      $ 10.00
                                           --------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .................      0.65          0.68          0.66         0.83         0.27
  Net realized and unrealized gains
    (losses) on investments .............      0.23          1.04         (0.48)       (1.01)        0.15
                                           --------------------------------------------------------------
Total from investment operations ........      0.88          1.72          0.18        (0.18)        0.42
                                           --------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ...................     (0.65)        (0.68)        (0.66)       (0.83)       (0.27)
  Distributions from net
    realized gains ......................     (0.08)           --         (0.01)       (0.01)       (0.04)
                                           --------------------------------------------------------------
Total distributions .....................     (0.73)        (0.68)        (0.67)       (0.84)       (0.31)
                                           --------------------------------------------------------------

Net asset value at end of period ........  $   9.79      $   9.64      $   8.60      $  9.09      $ 10.11
                                           ==============================================================

Total return(B) .........................      9.45%        20.70%         1.74%       (2.03%)       4.21%(C)
                                           ==============================================================

Net assets at end of period (000's) .....  $ 13,894      $ 11,075      $    922      $    72      $    12
                                           ==============================================================

Ratio of net expenses to
  average net assets ....................      1.80%         1.80%         1.80%        1.80%        1.80%(D)

Ratio of net investment income to
  average net assets ....................      6.70%         7.23%         6.96%        8.37%        7.91%(D)

Portfolio turnover rate .................        44%           64%           53%          67%          13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                           ---------------------------------------------------------------
                                             2004          2003           2002         2001        2000
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...   $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
                                           ---------------------------------------------------------------

Net investment income ..................      0.008         0.011         0.018         0.049        0.057
                                           ---------------------------------------------------------------

Net realized gains (losses) on
  investments ..........................      0.000(A)      0.000(A)     (0.000)(A)        --           --
                                           ---------------------------------------------------------------

Dividends from net investment
  income ...............................     (0.008)       (0.011)       (0.018)       (0.049)      (0.057)
                                           ---------------------------------------------------------------

Net asset value at end of year .........   $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
                                           ===============================================================

Total return ...........................       0.86%         1.05%         1.81%         5.02%        5.83%
                                           ===============================================================

Net assets at end of year (000's) ......   $ 41,569      $ 51,336      $ 55,038      $ 80,081     $ 58,306
                                           ===============================================================

Ratio of net expenses to
  average net assets ...................       0.40%         0.40%         0.40%         0.40%        0.40%

Ratio of net investment income to
  average net assets ...................       0.80%         1.07%         1.83%         4.90%        5.73%

(A) Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

MONEY MARKET FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                                           ---------------------------------------------------------------
                                             2004          2003           2002         2001        2000
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....  $  1.000      $  1.000      $  1.000      $  1.000    $   1.000
                                           ---------------------------------------------------------------

Net investment income ...................     0.007         0.010         0.020         0.048        0.056
                                           ---------------------------------------------------------------

Net realized gains (losses)
  on investments ........................    (0.000)(A)     0.000(A)      0.000(A)         --           --
                                           ---------------------------------------------------------------

Dividends from net investment
  income ................................    (0.007)       (0.010)       (0.020)       (0.048)      (0.056)
                                           ---------------------------------------------------------------

Net asset value at end of year ..........  $  1.000      $  1.000      $  1.000      $  1.000    $   1.000
                                           ===============================================================

Total return ............................      0.69%         0.98%         2.05%         4.91%        5.79%
                                           ===============================================================

Net assets at end of year (000's) .......  $ 76,650      $122,173      $114,132      $ 84,452     $ 42,935
                                           ===============================================================

Ratio of net expenses to
  average net assets ....................      0.85%         0.76%         0.65%         0.65%        0.65%

Ratio of net investment income to
  average net assets ....................      0.66%         0.96%         1.96%         4.60%        5.75%

(A) Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

MONEY MARKET FUND -- CLASS S
FINANCIAL HIGHLIGHTS
================================================================================

                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------
                                                                        YEAR       PERIOD
                                                                       ENDED       ENDED
                                                                     SEPT. 30,    SEPT. 30,
                                                                        2004       2003(A)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................      $  1.000      $  1.000
                                                                     ----------------------

Net investment income .........................................         0.004         0.003
                                                                     ----------------------

Net realized gains (losses) on investments (B) ................        (0.000)        0.000
                                                                     ----------------------

Dividends from net investment income ..........................        (0.004)       (0.003)
                                                                     ----------------------

Net asset value at end of period ..............................      $  1.000      $  1.000
                                                                     ======================

Total return ..................................................          0.39%         0.40%(C)
                                                                     ======================

Net assets at end of period (000's) ...........................      $103,637      $108,375
                                                                     ======================

Ratio of net expenses to average net assets ...................          1.15%         1.15%(C)

Ratio of net investment income to average net assets ..........          0.37%         0.40%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B) Amount rounds to less than $0.0005.

(C) Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                  ------------------------------------------------------------------------------
                                      2004             2003            2002              2001           2000
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of year ......................  $     1.000      $     1.000      $     1.000      $     1.000    $     1.000
                                  ------------------------------------------------------------------------------

Net investment income ..........        0.003            0.004            0.010            0.041          0.049
                                  ------------------------------------------------------------------------------
Net realized gains (losses)
  on investments ...............       (0.000)(A)        0.000(A)         0.000(A)            --             --
                                  ------------------------------------------------------------------------------
Dividends from net investment
  income .......................       (0.003)          (0.004)          (0.010)          (0.041)        (0.049)
                                  ------------------------------------------------------------------------------

Net asset value at end of year .  $     1.000      $     1.000      $     1.000      $     1.000    $     1.000
                                  ==============================================================================

Total return ...................         0.27%            0.44%            1.03%            4.18%          5.02%
                                  ==============================================================================
Net assets at end of year
  (000's) ......................  $    50,139      $    73,414      $    82,332      $    64,951    $    79,870
                                  ==============================================================================
Ratio of net expenses to
  average net assets ...........         0.95%            0.95%            0.95%            0.95%          0.95%

Ratio of net investment
  income to average net assets .         0.24%            0.45%            1.02%            4.23%          4.86%

(A) Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
================================================================================

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Touchstone Institutional U.S. Government Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily, in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary consideration.

The Touchstone Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests in high-quality money market instruments.

The Touchstone U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The High Yield Fund offers three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C and Class S share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

Portfolio securities loaned -- As of September 30, 2004, the High Yield Fund had loaned corporate bonds having a fair value of approximately $3,385,045 and had received collateral valued at $3,534,796 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar roll transactions -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Share valuation -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional U.S. Government Money Market Fund and U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the High Yield Fund and Class C shares of the Core Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B and Class C shares of the High Yield Fund and Class C of the Core Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

Distributions to shareholders -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The tax character of distributions paid for the years ended September 30, 2004 and 2003 was as follows:

------------------------------------------------------------------------------------
                                         CORE BOND FUND            HIGH YIELD FUND
------------------------------------------------------------------------------------
                                       2004         2003         2004         2003
------------------------------------------------------------------------------------
From ordinary income ...........   $2,118,885   $1,502,604   $6,767,002   $4,268,734

From long-term capital gains ...      519,709      204,299           --           --
                                   -------------------------------------------------
                                   $2,638,594   $1,706,903   $6,767,002   $4,268,734
                                   -------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                  INSTITUTIONAL
                                 U.S. GOVERNMENT                                     U.S. GOVERNMENT
                                MONEY MARKET FUND        MONEY MARKET FUND          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                                2004         2003         2004        2003         2004          2003
-------------------------------------------------------------------------------------------------------
From ordinary income ....   $  450,262   $  521,075   $  999,640   $1,549,586   $  153,448   $  371,923
                            ---------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities and expiration of capital loss carryforwards. These reclassifications have no impact on the net asset value of the Funds and and are designed to present the Funds' capital accounts on a tax basis.

---------------------------------------------------------------------------------------------------
                                                                    UNDISTRIBUTED     ACCUMULATED
                                                       PAID-IN      NET INVESTMENT   NET REALIZED
                                                       CAPITAL         INCOME        GAINS (LOSSES)
---------------------------------------------------------------------------------------------------
Core Bond Fund ..................................... $   130,542     $   75,012       $  (205,554)
High Yield Fund .................................... $        (1)    $     (529)      $       530
Institutional U.S. Government Money Market Fund .... $        --     $   (5,107)      $     5,107
---------------------------------------------------------------------------------------------------

The Core Bond Fund reclassification includes $221,155 of capital loss carryforwards that expired at September 30, 2004.

The following information is computed on a tax basis for each item as of September 30, 2004:

--------------------------------------------------------------------------------
                                                     CORE BOND       HIGH YIELD
                                                        FUND            FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..................   $ 62,735,521    $ 81,772,748
                                                   ----------------------------
Gross unrealized appreciation ..................        707,992       5,036,757
Gross unrealized depreciation ..................       (147,492)     (1,009,048)
                                                   ----------------------------
Net unrealized appreciation ....................        560,500       4,027,709
Capital loss carryforward ......................       (173,122)             --
Undistributed ordinary income ..................        120,411         133,778
Undistributed long-term gains ..................             --         699,498
Post-October losses ............................     (1,195,029)             --
Other temporary differences ....................        (15,028)       (134,307)
                                                   ============================
  Accumulated earnings (deficit) ...............   $   (702,268)   $  4,726,678
                                                   ============================
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

-------------------------------------------------------------------------------------
                                      INSTITUTIONAL
                                     U.S. GOVERNMENT                  U.S. GOVERNMENT
                                      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                          FUND             FUND             FUND
-------------------------------------------------------------------------------------
Cost of portfolio investments ....   $  41,501,239    $ 179,675,555    $  50,231,916
                                     ===============================================
Undistributed ordinary income ....           6,772              540              341
Post-October losses ..............          (2,444)         (28,469)          (1,949)
Other temporary differences ......          (1,665)            (540)            (341)
                                     ===============================================
  Accumulated earnings (deficit)..   $       2,663    $     (28,469)   $      (1,949)
                                     ===============================================
-------------------------------------------------------------------------------------

As of September 30, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                      AMOUNT    SEPTEMBER 30
--------------------------------------------------------------------------------
Core Bond Fund .......................................  $   8,095      2005
                                                          122,447      2008
                                                           42,580      2012
--------------------------------------------------------------------------------

In addition, the Core Bond Fund, Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2003. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2004:

------------------------------------------------------------------------------------
                                                         CORE BOND       HIGH YIELD
                                                            FUND            FUND
------------------------------------------------------------------------------------
Purchases of investment securities ..................  $ 59,886,461    $ 49,570,523
                                                      ------------------------------
Proceeds from sales and maturities of investment
  securities ........................................  $ 61,290,277    $ 35,139,475
                                                      ------------------------------
------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

MANAGEMENT AGREEMENT

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Core Bond Fund                   0.50% on the first $100 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                  0.60% on the first $100 million
                                 0.55% on the next $100 million
                                 0.50% on the next $100 million
                                 0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional U.S. Government
Money Market Fund                0.20%
--------------------------------------------------------------------------------
Money Market Fund and U.S.
Government Money Market Fund     0.50% on the first $50 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Adviser) has been retained by the Adviser to manage the investments of the Funds. The Adviser (not the Funds) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:
Institutional U.S. Government Money Market Fund - 0.40%; Money Market Fund - 0.85% for Class A shares and 1.15% for Class S shares; U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2005.

For the year ended September 30, 2004 the Adviser waived investment advisory fees as follows:

      Core Bond Fund                                           $ 194,599
      High Yield Fund                                          $ 194,183
      Institutional U.S. Government Money Market Fund          $ 137,793
      Money Market Fund                                        $ 427,007
      U.S. Government Money Market Fund                        $ 212,730

SPONSOR AGREEMENT

The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2005, as needed to maintain each Fund's expenses at a set level.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2005.

For the year ended September 30, 2004 the Adviser waived sponsor fees as follows:

                Core Bond Fund           $101,392
                High Yield Fund          $168,306

ADMINISTRATION

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2005.

AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $9,087 and $27,687 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the year ended September 30, 2004. In addition, the Underwriter collected $11,809 and $61,480 of contingent deferred sales loads on the redemption of Class B and Class C shares of the Core Bond Fund and High Yield Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class B and Class C shares of the High Yield Fund, Class C shares of the Core Bond Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the Institutional U.S. Government Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets and U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

5. CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

----------------------------------------------------------------------------------------
                                                                  CORE BOND FUND
----------------------------------------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED
                                                          SEPT. 30, 2004  SEPT. 30, 2003
----------------------------------------------------------------------------------------
CLASS A
Shares sold .............................................      303,422       1,575,887
Shares issued in connection with acquisition (Note 6) ...    2,201,918              --
Shares reinvested .......................................      245,912         151,070
Shares redeemed .........................................     (750,564)     (1,818,024)
                                                          ----------------------------
Net increase (decrease) in shares outstanding ...........    2,000,688         (91,067)
Shares outstanding, beginning of year ...................    4,066,444       4,157,511
                                                          ----------------------------
Shares outstanding, end of year .........................    6,067,132       4,066,444
                                                          ----------------------------
CLASS B
Shares sold .............................................       35,794          53,840
Shares redeemed in connection with acquisition (Note 6) .     (107,729)             --
Shares reinvested .......................................        3,291           2,743
Shares redeemed .........................................      (56,462)        (51,013)
                                                          ----------------------------
Net increase (decrease) in shares outstanding ...........     (125,106)          5,570
Shares outstanding, beginning of year ...................      125,106         119,536
                                                          ----------------------------
Shares outstanding, end of year .........................            0         125,106
                                                          ----------------------------
CLASS C
Shares sold .............................................       48,984         317,428
Shares issued in connection with acquisition (Note 6) ...      123,371              --
Shares reinvested .......................................        7,205           5,368
Shares redeemed .........................................     (135,134)       (379,828)
                                                          ----------------------------
Net increase (decrease) in shares outstanding ...........       44,426         (57,032)
Shares outstanding, beginning of year ...................      191,673         248,705
                                                          ----------------------------
Shares outstanding, end of year .........................      236,099         191,673
                                                          ----------------------------
----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

----------------------------------------------------------------------------------------
                                                                  HIGH YIELD FUND
----------------------------------------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED
                                                          SEPT. 30, 2004  SEPT. 30, 2003
----------------------------------------------------------------------------------------
CLASS A
Shares sold .............................................    1,865,415       3,645,176
Shares reinvested .......................................      433,353         321,656
Shares redeemed .........................................   (1,156,682)     (1,355,561)
                                                          ----------------------------
Net increase in shares outstanding ......................    1,142,086       2,611,271
Shares outstanding, beginning of year ...................    5,477,015       2,865,744
                                                          ----------------------------
Shares outstanding, end of year .........................    6,619,101       5,477,015
                                                          ----------------------------
CLASS B
Shares sold .............................................      317,358         611,839
Shares reinvested .......................................       15,877           8,540
Shares redeemed .........................................     (206,665)        (69,563)
                                                          ----------------------------
Net increase in shares outstanding ......................      126,570         550,816
Shares outstanding, beginning of year ...................      766,657         215,841
                                                          ----------------------------
Shares outstanding, end of year .........................      893,227         766,657
                                                          ----------------------------
CLASS C
Shares sold .............................................      791,037       1,338,864
Shares reinvested .......................................       43,706          16,844
Shares redeemed .........................................     (564,234)       (314,167)
                                                          ----------------------------
Net increase in shares outstanding ......................      270,509       1,041,541
Shares outstanding, beginning of year ...................    1,148,697         107,156
                                                          ----------------------------
Shares outstanding, end of year .........................    1,419,206       1,148,697
                                                          ----------------------------
----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. ACQUISTION

On May 21, 2004, a Special Meeting of Shareholders of the Touchstone Intermediate Term U.S. Government Bond Fund was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Touchstone Intermediate Term U.S. Government Bond Fund Class A, Class B and Class C Shares, a series of the Trust, in exchange for shares of the Touchstone Core Bond Fund Class A, Class A and Class C Shares, respectively.

The acquisition was approved as follows:

                                                                     Number of Votes
                                                           ----------------------------------
                                                               For       Against     Abstain
                                                           ----------------------------------
Touchstone Intermediate Term U.S. Government Bond Fund      1,015,290    155,268     93,893

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and accumulated net realized gains (losses) immediately before and after the reorganization:

                                                           BEFORE REORGANIZATION                              AFTER REORGANIZATION
                            -----------------------------------------------------------------------------  -------------------------
                                       INTERMEDIATE TERM
                                        U.S. GOVERNMENT
                                       MONEY MARKET FUND                        CORE BOND FUND                  CORE BOND FUND
                            ---------------------------------------  ------------------------------------  -------------------------
                               CLASS A       CLASS B       CLASS C      CLASS A     CLASS B     CLASS C       CLASS A      CLASS C
Shares outstanding ........   1,740,931       148,000      105,178     4,059,673    107,729      123,231     6,261,590      246,603
Net Assets ................ $18,897,422   $21,607,827   $1,141,481   $39,617,175   $994,422   $1,139,771   $61,116,846   $2,281,252
Net Asset Value ........... $     10.85   $     10.86   $    10.85   $      9.76   $   9.23   $     9.25   $      9.76   $     9.25
Unrealized Depreciation ... $  (109,034)  $   (71,925)  $  (58,547)  $  (686,634)  $(47,680)  $  (55,839)  $  (915,273)  $ (114,386)
Accumulated Net
  Realized Gains (Losses).. $  (431,932)  $    36,849   $   43,386   $   184,137   $ 15,020   $  (12,640)  $  (195,926)  $   30,746
------------------------------------------------------------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================
   PRINCIPAL                                                         MARKET
    AMOUNT     INVESTMENT SECURITIES -- 100.8%                       VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 22.4%
$     66,000   Kaiser Found Hospital, 9.550%, 7/15/05 ............. $    69,524
     550,000   Washington Mutual, Inc., 2.400%, 11/3/05 ...........     548,792
     575,000   British Telecom PLC, 7.875%, 12/15/05 ..............     609,050
     440,000   PG&E Corp., 2.300%, 4/3/06 .........................     440,404
     475,000   Nisource Finance Corp., 3.200%, 11/1/06 ............     473,541
     670,000   Household Finance Corp., 5.750%, 1/30/07 ...........     708,179
     535,000   Safeway, Inc., 4.800%, 7/16/07 .....................     549,952
     950,000   Wachovia Bank, 4.850%, 7/30/07 .....................     989,829
     450,000   Duke Realty Corp., 7.375%, 8/1/07 ..................     499,468
     795,000   General Motors Accept. Corp., 6.125%, 8/28/07 ......     837,577
     450,000   National Rural Utilities, 3.250%, 10/1/07 ..........     445,812
     600,000   Pemex Project FDG Master Trust, 6.125%, 8/15/08 ....     630,000
     700,000   Daimlerchrysler, 7.200%, 9/1/09 ....................     787,896
     450,000   Bank of New York Co., Inc., 7.300%, 12/1/09 ........     518,365
     825,000   France Telecom, 8.500%, 3/1/11 .....................     987,591
     575,000   Alcoa, Inc., 6.000%, 1/15/12 .......................     629,295
     275,000   General Mills, Inc., 6.000%, 2/15/12 ...............     296,209
     920,000   Morgan Stanley, 4.750%, 4/1/14 .....................     890,630
     600,000   Southern Pwr. Co., 4.875%, 7/15/15 .................     584,549
     150,000   Deere & Co., 8.950%, 6/15/19 .......................     179,589
     485,000   General Electric Capital Corp., 6.750%, 3/15/32 ....     558,190
     840,000   Conocophillips, 5.900%, 10/15/32 ...................     860,974
     535,000   Goldman Sachs Capital, 6.345%, 2/15/34 .............     536,686
     400,000   Canadian Nat'l Railways, 6.250%, 8/1/34 ............     421,766
                                                                    -----------
               TOTAL CORPORATE BONDS .............................. $14,053,868
                                                                    -----------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.8%
$  9,177,000   FHLB Discount Note, 10/1/04 ........................ $ 9,176,999
     800,000   FHLMC Discount Note, 10/12/04 ......................     799,574
   1,620,000   FHLMC, 2.125%, 11/15/05 ............................   1,614,719
     595,000   FNMA, 5.000%, 1/15/07 ..............................     622,229
     500,000   FNMA, 7.125%, 3/15/07 ..............................     548,450
   1,925,000   FNMA, 3.750%, 5/17/07 ..............................   1,934,888
   1,015,000   FHLMC, 3.875%, 1/12/09 .............................   1,013,421
   1,250,000   FNMA, 5.250%, 1/15/09 ..............................   1,331,330
     530,000   FNMA, 7.125%, 6/15/10 ..............................     614,893
     535,000   FNMA, 5.250%, 8/1/12 ...............................     556,004
     500,000   FHLMC, 4.500%, 7/15/13 .............................     500,316
                                                                    -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........... $18,712,823
                                                                    -----------
               MORTGAGE-BACKED SECURITIES -- 46.2%
$    566,033   FNMA, 6.500%, 6/1/16 ............................... $   599,632
   2,354,815   FNMA, 5.000%, 11/1/17 ..............................   2,399,073
     433,526   FNMA, 6.000%, 11/1/17 ..............................     454,875
     462,164   FNMA, 5.000%, 12/1/17 ..............................     470,850
     184,529   FNMA, 4.500%, 1/1/18 ...............................     184,424
     451,799   FNMA, 5.500%, 1/1/18 ...............................     467,966

CORE BOND FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                         MARKET
    AMOUNT     INVESTMENT SECURITIES -- 100.8% (CONTINUED)           VALUE
--------------------------------------------------------------------------------
               MORTGAGE-BACKED SECURITIES -- 46.2% (CONTINUED)
$    487,921   FNMA, 5.500%, 1/1/18 ............................... $   505,380
     684,942   FNMA, 5.000%, 3/1/18 ...............................     697,338
     562,118   FNMA, 4.500%, 6/1/18 ...............................     561,798
   1,165,113   FNMA, 6.000%, 7/1/19 ...............................   1,222,125
      76,167   GNMA, 9.000%, 8/15/19 ..............................      85,825
     190,768   GNMA, 4.750%, 9/20/24 ..............................     193,643
     240,793   FNMA, 7.000%, 9/1/27 ...............................     258,289
     177,854   GNMA, 4.000%, 10/17/29 .............................     175,593
     109,538   FHLMC, 7.000%, 5/1/30 ..............................     117,367
      89,530   FNMA, 8.000%, 5/1/30 ...............................      97,403
      35,043   GNMA, 8.000%, 7/15/30 ..............................      38,246
     408,036   FNMA, 7.500%, 1/1/31 ...............................     437,335
     113,349   FNMA, 6.500%, 6/1/31 ...............................     119,106
     730,587   FNMA, 6.500%, 7/1/31 ...............................     767,693
     115,241   FNMA, 8.000%, 7/16/31 ..............................     125,375
     682,537   FNMA, 6.500%, 6/1/32 ...............................     719,154
     477,047   FHLMC, 6.500%, 8/1/32 ..............................     500,834
     235,191   FNMA, 6.500%, 8/1/32 ...............................     246,872
   1,092,909   FHLMC, 6.500%, 9/1/32 ..............................   1,147,405
     114,289   FNMA, 6.500%, 9/1/32 ...............................     119,966
     492,927   FNMA, 6.500%, 9/1/32 ...............................     517,409
     503,341   FHLMC, 7.000%, 4/1/33 ..............................     533,921
     217,035   FHLMC, 5.500%, 5/1/33 ..............................     220,482
     670,850   FNMA, 5.000%, 6/1/33 ...............................     666,393
      35,921   FNMA, 6.000%, 6/1/33 ...............................      37,480
     182,319   FNMA, 6.000%, 6/1/33 ...............................     188,912
     993,318   FNMA, 5.500%, 7/1/33 ...............................   1,008,648
   2,416,597   FNMA, 5.500%, 7/1/33 ...............................   2,453,893
     218,561   FNMA, 6.000%, 7/1/33 ...............................     226,464
     184,838   FHLMC, 5.000%, 8/1/33 ..............................     183,610
     825,576   FNMA, 5.500%, 8/1/33 ...............................     838,317
     285,953   FNMA, 5.000%, 10/1/33 ..............................     283,675
     403,841   FNMA, 5.000%, 10/1/33 ..............................     400,625
     723,049   FNMA, 5.500%, 10/1/33 ..............................     734,207
     286,093   FNMA, 5.000%, 11/1/33 ..............................     283,814
     926,023   FNMA, 5.500%, 11/1/33 ..............................     940,314
     405,565   FNMA, 6.000%, 12/1/33 ..............................     420,231
   1,893,204   Wells Fargo Mortgage Backed Securities Trust,
                 4.993%, 2/25/34 ..................................   1,887,048
     458,348   FNMA, 5.000%, 4/1/34 ...............................     454,100
   1,041,775   FNMA, 5.000%, 4/1/34 ...............................   1,032,121
     190,884   FNMA, 5.000%, 5/1/34 ...............................     189,115
   1,322,308   GNMA, 6.000%, 7/15/34 ..............................   1,372,636
     767,901   FNMA TBA, 6.000%, 10/1/34 ..........................     794,057
     660,000   Banc of America Commercial Mortgage, Inc.,
                 4.648%, 9/11/36 ..................................     663,422
                                                                    -----------
               TOTAL MORTGAGE-BACKED SECURITIES ................... $29,044,461
                                                                    -----------

CORE BOND FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                         MARKET
    AMOUNT     INVESTMENT SECURITIES -- 100.8% (CONTINUED)           VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS -- 2.4%
$    175,000   U.S. Treasury Notes, 4.375%, 5/15/07 .............. $    181,980
     240,000   U.S. Treasury Notes, 4.750%, 5/15/14 ..............      251,925
     510,000   U.S. Treasury Notes, 4.250%, 8/15/14 ..............      515,339
     500,000   U.S. Treasury Notes, 5.375%, 2/15/31 ..............      535,625
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS ................... $  1,484,869
                                                                   ------------
               TOTAL INVESTMENT SECURITIES -- 100.8%
                 (Cost $62,720,354) .............................. $ 63,296,021

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%) ...     (509,958)
                                                                   ------------

               NET ASSETS -- 100.0% .............................. $ 62,786,063
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================
   PRINCIPAL                                                            MARKET
    AMOUNT     INVESTMENT SECURITIES -- 102.1%                          VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 96.8%
$    100,000   Kaufman & Broad Home Corp., 7.750%, 10/15/04 ...... $    100,000
   1,184,801   American Airline, 9.710%, 1/2/07 ..................    1,068,986
     180,000   Lyondell Chemical Co., 9.875%, 5/1/07 .............      190,125
     150,000   Grant Prideco, Inc., 144a, 9.625%, 12/1/07 ........      169,125
     200,000   CSC Holdings, Inc., 7.875%, 12/15/07 ..............      212,250
   1,100,000   Courtyard by Marriott II, 10.750%, 2/1/08 .........    1,105,500
     100,000   BRL Universal Equipment, 8.875%, 2/15/08 ..........      106,500
      67,000   Manor Care, Inc., 8.000%, 3/1/08 ..................       75,776
   1,000,000   Interface, Inc., 7.300%, 4/1/08 ...................    1,005,000
     200,000   Sequa Corp., 8.875%, 4/1/08 .......................      217,000
     100,000   Semco Energy, Inc., 7.125%, 5/15/08 ...............      105,500
     200,000   Avista Corp., 9.750%, 6/1/08 ......................      236,080
     400,000   Marsulex, Inc., 9.625%, 7/1/08 ....................      392,000
     200,000   Stewart Enterprises, 10.750%, 7/1/08 ..............      221,000
     250,000   Equistar Chemical Funding, 144a, 10.125%, 9/1/08 ..      281,875
     500,000   Res-Car, Inc., 10.625%, 11/15/08 ..................      540,000
     760,000   Longview Fibre Co., 10.000%, 1/15/09 ..............      828,400
      45,000   Integrated Electric Services, 9.375%, 2/1/09 ......       44,100
   1,900,000   Block Comm., Inc., 9.250%, 4/15/09 ................    2,009,250
      19,000   AES Corp., 9.500%, 6/1/09 .........................       21,233
     384,000   CSC Holdings, Inc., 8.125%, 7/15/09 ...............      408,000
     125,000   Schuler Homes, 9.375%, 7/15/09 ....................      136,875
      78,000   Allied Waste North America, 10.000%, 8/1/09 .......       82,095
     200,000   Williams Comm. Group, Inc., 10/1/09*(a) ...........            0
     100,000   Alliance Atlantis Comm., 13.000%, 12/15/09 ........      108,125
     200,000   Coinmach Corp., 9.000%, 2/1/10 ....................      207,500
     500,000   Northwest Pipeline Corp., 8.125%, 3/1/10 ..........      560,625
     400,000   Polyone Corp., 10.625%, 5/15/10*** ................      438,000
     500,000   Transmontaigne, Inc., 9.125%, 6/1/10 ..............      561,250
     200,000   Tech Olympic USA, Inc., 9.000%, 7/1/10 ............      219,000
     500,000   BE Aerospace, 8.500%, 10/1/10 .....................      545,000
     180,000   Pemex Project FDG Master Trust, 9.125%, 10/13/10 ..      214,200
   1,000,000   Broder Brothers Co., 11.250%, 10/15/10 ............    1,000,000
   1,000,000   Paramount Resources Ltd., 7.875%, 11/1/10 .........    1,065,000
     175,000   Massey Energy Co., 6.625%, 11/15/10 ...............      182,438
   1,000,000   Cummins, Inc., 9.500%, 12/1/10 ....................    1,155,000
     500,000   RH Donnelley Financial Corp., 144a, 8.875%,
                 12/15/10 ........................................      565,000
     850,000   Citgo Petroleum Corp., 11.375%, 2/1/11 ............    1,000,875
   1,000,000   Houghton Mifflin Co., 8.250%, 2/1/11 ..............    1,045,000
     100,000   Stone Container Corp., 9.750%, 2/1/11 .............      110,750
   1,000,000   Tembec Industries, Inc., 8.500%, 2/1/11 ...........    1,045,000
     500,000   WCI Communities, Inc., 10.625%, 2/15/11 ...........      563,750
     500,000   Chemed Corp., 8.750%, 2/24/11 .....................      515,000
     200,000   Briggs & Stratton Corp., 8.875%, 3/15/11 ..........      238,750
     968,000   Alpharma, Inc., 8.625%, 5/1/11 ....................      992,200
     304,000   Canwest Media, Inc., 10.625%, 5/15/11 .............      345,800
     100,000   Lone Star Technologies, 9.000%, 6/1/11 ............      107,000

HIGH YIELD FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES -- 102.1% (CONTINUED)            VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 96.8% (CONTINUED)
$    100,000   Meritage Corp., 9.750%, 6/1/11 .................... $    112,250
   1,000,000   Fresenius Medical Capital Trust IV, 7.875%, 6/15/11    1,110,000
     900,000   Laidlaw Intl., Inc., 10.750%, 6/15/11 .............    1,027,125
     800,000   Texas Industries, Inc., 10.250%, 6/15/11 ..........      920,000
     100,000   MacDermid, Inc., 9.125%, 7/15/11 ..................      111,500
     100,000   Quebecor Media, Inc., 11.125%, 7/15/11 ............      115,500
     100,000   Teekay Shipping Corp., 144a, 8.875%, 7/15/11 ......      113,125
   1,000,000   Case New Holland, Inc., 9.250%, 8/1/11 ............    1,120,000
   1,250,000   Nalco Co., 7.750%, 11/15/11 .......................    1,325,000
     350,000   Ingles Market, Inc., 8.875%, 12/1/11 ..............      377,125
     750,000   Tenet Healthcare Corp., 6.375%, 12/1/11 ...........      673,125
   1,100,000   Forest Oil Corp., 8.000%, 12/15/11 ................    1,234,750
   1,000,000   Gray Television, Inc., 9.250%, 12/15/11 ...........    1,122,500
   1,000,000   United Agriculture Products, 8.250%, 12/15/11 .....    1,080,000
     500,000   Comm. & Pwr., Inc., 8.000%, 2/1/12 ................      522,500
   1,000,000   Portola Packaging, Inc., 8.250%, 2/1/12 ...........      785,000
   1,000,000   Bluewater Finance Ltd., 10.250%, 2/15/12 ..........    1,085,000
   1,200,000   Consol Energy, Inc., 7.875%, 3/1/12 ...............    1,338,000
   1,200,000   Corus Entertainment, Inc., 8.750%, 3/1/12 .........    1,324,500
     500,000   Mail-Well I Corp., 9.625%, 3/15/12 ................      550,000
   1,095,000   Rotech Healthcare, Inc., 9.500%, 4/1/12 ...........    1,171,650
     100,000   Alltrista Corp., 9.750%, 5/1/12 ...................      110,500
   1,000,000   El Paso Corp., 7.875%, 6/15/12*** .................      992,500
   1,000,000   Ferrell Gas Partners LP, 8.750%, 6/15/12 ..........    1,100,000
     200,000   Transcontenental Gas Pipe Corp., 8.875%, 7/15/12 ..      243,250
   1,010,000   U.S. Oncology, Inc., 9.000%, 8/15/12 ..............    1,045,350
   1,500,000   United Refining Co., 10.500%, 8/15/12 .............    1,473,750
   1,000,000   Jefferson Smurfit Corp., 8.250%, 10/1/12 ..........    1,102,500
   1,000,000   Owens-Brockway, 8.750%, 11/15/12 ..................    1,110,000
   1,000,000   Constar Intl., 11.000%, 12/1/12*** ................      945,000
     250,000   Stena AB, 9.625%, 12/1/12 .........................      279,063
   1,000,000   Alliant Energy Resources, 9.750%, 1/15/13 .........    1,305,129
   1,000,000   Premcor Refining Group, 9.500%, 2/1/13 ............    1,177,500
     584,000   TRW Automotive, Inc., 11.000%, 2/15/13 ............      694,960
     250,000   Susquehanna Media Co., 7.375%, 4/15/13 ............      262,500
     400,000   AES Corp., 8.750%, 5/15/13 ........................      451,000
   1,000,000   Amkor Technologies, Inc., 7.750%, 5/15/13*** ......      820,000
     500,000   Semco Energy, Inc., 7.750%, 5/15/13 ...............      538,750
     700,000   IPSCO, Inc., 8.750%, 6/1/13 .......................      798,000
     500,000   Omnicare, Inc., 6.125%, 6/1/13 ....................      502,500
   1,000,000   Offshore Logistic, 6.125%, 6/15/13 ................    1,015,000
   1,100,000   Psychiatric Solutions, 10.625%, 6/15/13 ...........    1,243,000
   1,000,000   Petrobras Intl. Finance, 9.125%, 7/2/13 ...........    1,092,500
     175,000   General Motors, 7.125%, 7/15/13*** ................      182,680
   1,000,000   Geo Group, Inc., 8.250%, 7/15/13 ..................    1,031,250
     250,000   Reliant Resources, Inc., 9.500%, 7/15/13 ..........      271,563
   1,725,000   Electronic Data Systems, 6.500%, 8/1/13 ...........    1,739,873
   1,000,000   CIA Brasileira De Bebida, 8.750%, 9/15/13 .........    1,130,000
     175,000   Ford Motor Credit Co., 7.000%, 10/1/13*** .........      185,025

HIGH YIELD FUND
(CONTINUED)
================================================================================
   PRINCIPAL                                                          MARKET
    AMOUNT     INVESTMENT SECURITIES -- 102.1% (CONTINUED)            VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 96.8% (CONTINUED)
$  1,500,000   Nextel Comm., 6.875%, 10/31/13 .................... $  1,560,000
     500,000   Stena AB, 7.500%, 11/1/13 .........................      500,625
     500,000   Neighborcare, Inc., 6.875%, 11/15/13 ..............      520,000
   1,000,000   Pilgrims Pride Corp., 9.250%, 11/15/13 ............    1,100,000
     500,000   Tyco Intl. Group, 6.000%, 11/15/13 ................      539,619
   1,000,000   Overseas Shipholding Group, 8.750%, 12/1/13 .......    1,130,000
   1,000,000   Bombardier Recreational, 8.375%, 12/15/13 .........    1,052,500
     500,000   NRG Energy, Inc., 8.000%, 12/15/13 ................      535,625
     750,000   CSK Auto, Inc., 7.000%, 1/15/14 ...................      725,625
   1,000,000   K. Hovnanian Enterprises, 6.500%, 1/15/14 .........    1,022,500
     400,000   Videotron Ltee, 6.875%, 1/15/14 ...................      410,000
     500,000   Station Casinos, 6.500%, 2/1/14 ...................      508,750
     506,000   Asbury Automotive Group, 8.000%, 3/15/14 ..........      498,410
     350,000   Standard Pacific Corp., 6.250%, 4/1/14 ............      347,375
     250,000   U.S. Concrete, Inc., 8.375%, 4/1/14 ...............      261,250
   1,500,000   International Steel Group, 6.500%, 4/15/14 ........    1,500,000
     500,000   Iasis Healthcare, 8.750%, 6/15/14 .................      523,750
     170,000   Airgas, Inc., 6.250%, 7/15/14 .....................      170,000
   1,250,000   Foundation PA Coal Co., 7.250%, 8/1/14 ............    1,328,125
   1,000,000   Fisher Scientific Intl., 6.340%, 8/15/14 ..........    1,050,000
     500,000   Petrobras Intl. Finance, 7.750%, 9/15/14 ..........      495,000
     400,000   AES Corp., 9.000%, 5/15/15 ........................      451,000
     250,000   Georgia-Pacific Corp., 7.700%, 6/15/15 ............      285,000
   1,000,000   Chesapeake Energy Corp., 6.875%, 1/15/16 ..........    1,045,000
     500,000   Service Corp. Intl., 6.750%, 4/1/16 ...............      500,000
   2,000,000   Gazprom Intl., 7.201%, 2/1/20 .....................    2,025,000
   1,000,000   Broadwing, Inc., 7.250%, 6/15/23 ..................      936,250
     180,000   Husky Oil Ltd., 8.900%, 8/15/28 ...................      208,327
   1,000,000   Delta Airlines, 8.300%, 12/15/29 ..................      235,000
     800,000   Ava Capital Trust III, 6.500%, 4/1/34 .............      803,000
                                                                   ------------
               TOTAL CORPORATE BONDS ............................. $ 84,671,457
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUNDS -- 4.0%
    3,534,796  BBH Securities Lending Fund** ..................... $  3,534,796
                                                                   ------------
               CASH EQUIVALENTS -- 1.3%
    1,129,000  Merrill Lynch Premier Money Market - Institutional  $  1,129,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES -- 102.1%
                 (Cost $85,236,971) .............................. $ 89,335,253

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%) ...   (1,880,503)
                                                                   ------------
               NET ASSETS -- 100.0% .............................. $ 87,454,750
                                                                   ============

 *  Non-income producing security.

 ** Represents collateral for securties loaned.

*** All or a portion of the security is on loan.

(a) Security valued at fair value (See Note 2).

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================
   PRINCIPAL
    AMOUNT     INVESTMENT SECURITIES -- 71.8%                         VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.5%
$    500,000   FHLMC, 4.020%, 10/1/04 ............................ $    500,000
   3,500,000   FNMA Discount Note, 10/4/04 .......................    3,499,491
     850,000   Overseas Private Investment Corp., 1.760%, 10/6/04       850,000
   1,290,698   Overseas Private Investment Corp., 1.860%, 10/6/04     1,290,698
     750,000   FHLB, 3.625%, 10/15/04 ............................      750,580
     500,000   FHLB, 4.010%, 10/18/04 ............................      500,640
     350,000   FHLB, 5.710%, 10/27/04 ............................      351,019
     100,000   FFCB, 6.100%, 11/4/04 .............................      100,429
     450,000   FHLB, 3.375%, 11/15/04 ............................      451,136
     900,000   FHLB, 4.125%, 11/15/04 ............................      902,972
   1,470,000   FHLB, 6.250%, 11/15/04 ............................    1,478,339
     200,000   FHLMC, 3.250%, 11/15/04 ...........................      200,360
   2,407,000   FNMA Discount Note, 11/15/04 ......................    2,403,715
     100,000   FHLB Discount Note, 11/23/04 ......................       99,720
     600,000   FHLB, 3.500%, 11/26/04 ............................      601,849
     500,000   FHLMC, 3.700%, 12/7/04 ............................      501,965
     250,000   FHLB, 3.875%, 12/15/04 ............................      251,296
     170,000   FHLB, 6.460%, 12/15/04 ............................      171,576
     100,000   FFCB, 5.920%, 12/29/04 ............................      100,977
     100,000   FFCB, 5.960%, 1/6/05 ..............................      101,088
     200,000   FFCB, 5.900%, 1/10/05 .............................      202,168
     200,000   FHLB, 1.375%, 1/12/05 .............................      199,734
   1,000,000   FNMA, 1.715%, 1/18/05 .............................    1,000,000
     215,000   FHLMC, 7.930%, 1/20/05 ............................      218,920
     135,000   FHLB, 5.810%, 1/21/05 .............................      136,533
     200,000   FHLB, 6.197%, 1/21/05 .............................      202,583
     320,000   FHLMC, 8.000%, 1/26/05 ............................      326,848
     100,000   FFCB, 7.250%, 2/9/05 ..............................      102,106
     350,000   FHLB, 4.130%, 2/14/05 .............................      352,710
     100,000   FHLB, 5.375%, 2/15/05 .............................      101,461
     500,000   FHLB, 4.350%, 2/22/05 .............................      504,569
     300,000   FHLB, 5.740%, 2/25/05 .............................      304,543
     250,000   FHLB, 6.050%, 2/25/05 .............................      253,891
     300,000   FHLB, 6.100%, 3/3/05 ..............................      305,019
     165,000   FHLMC, 7.350%, 3/22/05 ............................      169,193
     150,000   FHLB, 1.125%, 3/30/05 .............................      149,376
     280,000   FHLB, 1.400%, 4/1/05 ..............................      279,934
     200,000   FHLB, 5.935%, 4/22/05 .............................      204,300
     180,000   FHLB, 4.030%, 4/29/05 .............................      181,879
     150,000   FFCB, 1.700%, 5/5/05 ..............................      149,717
     250,000   FHLB, 4.140%, 5/6/05 ..............................      253,073
     250,000   FFCB, 9.550%, 5/9/05 ..............................      261,232
     750,000   FHLMC, 1.750%, 5/15/05 ............................      751,315
     150,000   FHLB, 3.710%, 6/3/05 ..............................      151,625
     100,000   FHLB, 3.860%, 6/7/05 ..............................      101,098
     100,000   FFCB, 1.850%, 6/9/05 ..............................       99,848
     180,000   FHLB, 6.290%, 6/9/05 ..............................      184,910

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES -- 71.8% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS -- 59.5% (CONTINUED)
 $   445,000   FNMA, 6.350%, 6/10/05 ............................. $    457,428
     300,000   FFCB, 1.250%, 6/13/05 .............................      298,275
     225,000   FHLB, 6.340%, 6/13/05 .............................      231,575
   1,000,000   Overseas Private Investment Corp., 2.550%, 6/15/05     1,006,436
     500,000   FHLB, 2.500%, 7/14/05 .............................      500,090
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .......... $ 24,750,239
                                                                   ------------
               VARIABLE RATE DEMAND NOTES -- 12.3%
 $   500,000   Clay Co., FL, Hsg. Fin. Auth. MFH Rev. (Bluff House
                 Apts.), Guarantor: FHLMC, 1.940%, 10/6/04 ....... $    500,000
     335,000   California Fin. Auth. MFH Rev. (Amber),
                 Guarantor: FNMA, 1.930%, 10/7/04 ................      335,000
     265,000   California Statewide Cmty. Dev. Auth. MFH Rev.
                 (Aegis of Aptos), Guarantor: FNMA, 1.930%,
                 10/7/04 .........................................      265,000
     400,000   California Statewide Cmty. Dev. Auth. MFH Rev.
                 (Agave), Guarantor: FNMA, 1.930%, 10/7/04 .......      400,000
   1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany),
                 Guarantor: FNMA, 1.990%, 10/7/04 ................    1,350,000
     600,000   Milipitas, CA, MFH (Crossing at Montague),
                 Guarantor: FNMA, 1.860%, 10/7/04 ................      600,000
   1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
                 Park Apts.), Guarantor: FNMA, 1.880%, 10/7/04 ...    1,650,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES .................. $  5,100,000
                                                                   ------------

               TOTAL INVESTMENT SECURITES -- 71.8% ............... $ 29,850,239
                                                                   ------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT       REPURCHASE AGREEMENTS -- 28.0%                          VALUE
--------------------------------------------------------------------------------
 $ 2,651,000   Morgan Stanley Dean Witter, Inc., 1.80%, dated
                 09/30/04 due 10/01/04, repurchase proceeds
                 $2,651,133 (Collateralized by $2,720,000 FFCB
                 Discount Note 1.80%, due 12/17/04, fair value
                 $2,708,848) ..................................... $  2,651,000

   9,000,000   Nesbitt Burns Securities, Inc., 1.85%, dated
                 09/30/04 due 10/01/04, repurchase proceeds
                 $9,000,463 (Collateralized by $8,970,000
                 FHLMC 5.000%, due 10/09/13, fair value
                 $9,184,831) .....................................    9,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS ....................... $ 11,651,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES AND REPURCHASE
                 AGREEMENTS -- 99.8% (Amortized Cost $41,501,239)  $ 41,501,239

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .....       67,823
                                                                   ------------

               NET ASSETS -- 100.0% .............................. $ 41,569,062
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================
 PRINCIPAL
  AMOUNT       INVESTMENT SECURITIES -- 98.8%                           VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 7.4%
$    420,000   Bear Stearns Company, Inc., 6.625%, 10/1/04 ....... $    420,000
     113,000   Citigroup Global Markets, 6.375%, 10/1/04 .........      113,000
     500,000   Du Pont De Nemours, 6.750%, 10/15/04 ..............      501,063
   1,325,000   National Rural Utilities, 6.375%, 10/15/04 ........    1,327,552
     173,000   Bear Stearns Company, Inc., 7.330%, 10/28/04 ......      173,731
     105,000   Wachovia Corp., 6.950%, 11/1/04 ...................      105,506
     280,000   Bank of New York Company, Inc., 8.500%, 12/15/04 ..      283,862
     250,000   Coca-Cola Enterprises, 8.000%, 1/4/05 .............      254,147
     500,000   National Rural Utilities, 5.500%, 1/15/05 .........      505,724
     621,000   Bear Stearns Company, Inc., 7.625%, 2/1/05 ........      633,957
     175,000   General Electric Capital Corp., 7.250%, 2/1/05 ....      178,465
     190,000   Bank of America Corp., 6.875%, 2/15/05 ............      193,909
     675,000   Fleet National Bank, 8.625%, 2/15/05 ..............      692,907
     470,000   Bank of America Corp., 7.625%, 4/15/05 ............      485,023
     973,000   PNC Bank, 7.875%, 4/15/05 .........................    1,002,285
     375,000   Associates Corp., 5.960%, 5/15/05 .................      375,000
     365,000   National City Corp., 7.200%, 5/15/05 ..............      376,177
     760,000   National Rural Utilities, 6.125%, 5/15/05 .........      778,540
   2,600,000   Key Bank, 7.250%, 6/1/05 ..........................    2,682,646
     100,000   Caterpillar Financial Services Corp., 5.500%,
                 6/15/05 .........................................      102,169
     310,000   Banc One Corp., 7.000%, 7/15/05 ...................      321,477
     425,000   Bear Stearns Company, Inc., 6.250%, 7/15/05 .......      439,378
     325,000   First Union Corp., 6.625%, 7/15/05 ................      336,049
     250,000   Bank One Corp., 7.625%, 8/1/05 ....................      260,921
     580,000   First Union Corp., 7.050%, 8/1/05 .................      602,796
     120,000   Bankers Trust Corp., 7.625%, 8/15/05 ..............      125,424
                                                                   ------------
               TOTAL CORPORATE BONDS ............................. $ 13,271,708
                                                                   ------------

               VARIABLE RATE DEMAND NOTES -- 71.0%
$  1,100,000   Community Christian Schools, Inc., 1.940%, 10/1/04  $  1,100,000
   1,000,000   Diaz-Upton LLC, 1.940%, 10/1/04 ...................    1,000,000
     700,000   Green Valley Church (Birmingham), 2.050%, 10/1/04 .      700,000
   4,030,000   Medical Realty Group, 1.980%, 10/1/04 .............    4,030,000
   1,000,000   Melrose Supply Sales Corp., 2.150%, 10/1/04 .......    1,000,000
     355,000   Monroe Co., NY, IDR (Rochester Inst.), 2.700%,
                 10/1/04 .........................................      355,000
   1,120,000   Schenectady, NY, IDR (JMR Dev. Company), 1.750%,
                 10/1/04 .........................................    1,120,000
     500,000   Washington State HFC MFH (Carlyle Care Ctr.),
                 1.900%, 10/1/04 .................................      500,000
     300,000   Washington, State HFC MFH (Rolling Hills), 1.900%,
                 10/1/04 .........................................      300,000
     125,000   New Jersey, EDA EDR, 2.030%, 10/4/04 ..............      125,000
     400,000   Alachua Co., FL, HFA MFH Rev. (Brookside Apts.),
                 1.940%, 10/6/04 .................................      400,000
     900,000   Berks Co., PA, IDA Rev., 1.960%, 10/6/04 ..........      900,000
     430,000   California, Pollution Ctl. Fin. Auth., 2.140%,
                 10/6/04 .........................................      430,000
   3,500,000   Catholic Health Initiatives, 1.930%, 10/6/04 ......    3,500,000
     500,000   Florida, HFC MFH (Avalon Reserve), 1.940%, 10/6/04       500,000
     410,000   Florida, HFC Rev. (Valencia), 1.940%, 10/6/04 .....      410,000
   1,150,000   Greenville, SC, Mem. Aud. Dist. Pub. Fac. Corp.
                 (Bi-Lo Ctr. Proj.), 1.940%, 10/6/04 .............    1,150,000

MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT       INVESTMENT SECURITIES -- 98.8% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES -- 71.0% (CONTINUED)
$     25,000   Illinois, IDR Fin. Auth. (Processing Tech.),
                 1.800%, 10/6/04 ................................. $     25,000
   1,350,000   Illinois, Student Assistance Commn. Studen Loan
                 Rev., 1.840%, 10/6/04 ...........................    1,350,000
   2,380,000   Lee Co., FL, IDR Auth. Utils. (North Fort Myers),
                 1.850%, 10/6/04 .................................    2,380,000
      40,000   Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.),
                 1.800%, 10/6/04 .................................       40,000
      85,000   Rhode Island St. IDR (Gardener Specialty), 1.800%,
                 10/6/04 .........................................       85,000
     540,000   American Watchmakers Institute, 2.040%, 10/7/04 ...      540,000
   4,570,000   Amerifreeze Partners I, 1.890%, 10/7/04 ...........    4,570,000
     700,000   Assk Properties LC, 1.950%, 10/7/04 ...............      700,000
   3,000,000   Astra Products of Ohio, 1.900%, 10/7/04 ...........    3,000,000
   2,850,000   Baldwin Bone & Joint Med. Ctr. LLC, 2.150%, 10/7/04    2,850,000
   3,705,000   Beckett Ridge Golf Club, 1.900%, 10/7/04 ..........    3,705,000
     375,000   Berks Cardiologists, 2.040%, 10/7/04 ..............      375,000
     715,000   Brundidge, AL, Combined Utilities Rev., 3.040%,
                 10/7/04 .........................................      715,000
     175,000   Buckeye Corrugated, Inc., 1.940%, 10/7/04 .........      175,000
     400,000   California, Statewide Cmntys. Dev. Auth. Rev.
                 (Canyon Hsg.), 1.930%, 10/7/04 ..................      400,000
     440,000   California, Statewide Cmntys. Dev. Auth. Rev.
                 (Cypress Villas), 1.930%, 10/7/04 ...............      440,000
     495,000   California, Statewide Cmntys. Dev. Auth. Rev.
                 (Oakmont of Stockton LLC), 1.980%, 10/7/04 ......      495,000
     735,000   Carmel, IN, IDR (Telemon Corp. Proj.), 2.010%,
                 10/7/04 .........................................      735,000
   1,245,000   Century Motors Acura (Elizabeth Connelley Trust),
                 1.940%, 10/7/04 .................................    1,245,000
   1,000,000   Century Motors VW (Elizabeth Connelley Trust),
                 1.940%, 10/7/04 .................................    1,000,000
   4,400,000   Class B Revenue Bond Ctf. Ser. 2004-2, 2.250%,
                 10/7/04 .........................................    4,400,000
      40,000   Colorado, HFA EDR (ARO Investment LLC), 2.070%,
                 10/7/04 .........................................       40,000
     435,000   Colorado, HFA EDR (Super Vacuum Mfg Co.), 1.990%,
                 10/7/04 .........................................      435,000
     270,000   Columbia Ridge Orchards LLC, Ser. 1998, 1.890%,
                 10/7/04 .........................................      270,000
   3,130,000   Cunat Brothers, Inc. (William St. Apt. Proj.),
                 2.040%, 10/7/04 .................................    3,130,000
     420,000   Cunat Capital Corp. (FawnRidge), 2.090%, 10/7/04 ..      420,000
     715,000   CWB Investment LLC, 1.940%, 10/7/04 ...............      715,000
     180,000   Denver LLC, 2.040%, 10/7/04 .......................      180,000
     395,000   Diamond Dev. Group, Inc., 2.040%, 10/7/04 .........      395,000
   2,255,000   DLLD LLC Project, 1.890%, 10/7/04 .................    2,255,000
   1,630,000   Ducky Properties LLC, 1.950%, 10/7/04 .............    1,630,000
     565,000   Eden Prairie, MN, IDR (SWB LLC Proj.), 2.340%,
                 10/7/04 .........................................      565,000
     500,000   Englewood, OH, EDR (YMCA of Dayton), 1.920%,
                 10/7/04 .........................................      500,000
   1,000,000   Erdman & Ziegler Capital, 1.990%, 10/7/04 .........    1,000,000
     380,000   Erie Co., PA, Hosp. Auth. Rev. (Forestview
                 Health Care Ctr.), 2.090%, 10/7/04 ..............      380,000
     683,000   Fitch Denney Funeral Home, 1.990%, 10/7/04 ........      683,000
   2,193,000   Genesee Co., MI, GO Notes, 1.990%, 10/7/04 ........    2,193,000
     358,000   Greencastle, IN, EDR (Round Barn Manor Apt.),
                 1.960%, 10/7/04 .................................      358,000
     255,000   Jefferson Co., KY, Student Hsg. (ULH, Inc.),
                 3.040%, 10/7/04 .................................      255,000
   5,035,000   JJJ Home Product Center, 1.920%, 10/7/04 ..........    5,035,000
   2,615,000   Louisiana, HFA MFH Rev. (Restoration Baton Rouge),
                 2.010%, 10/7/04 .................................    2,615,000
   3,550,000   Louisiana, Loc. Govt. Environmental Fac.
                 (Bioset Shreveport), 2.040%, 10/7/04 ............    3,550,000
     390,000   Macatawa Capital, 2.010%, 10/7/04 .................      390,000
     500,000   Miami River Stone Company, 1.990%, 10/7/04 ........      500,000

MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT       INVESTMENT SECURITIES -- 98.8% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES -- 71.0% (CONTINUED)
$  2,980,000   Miarko, Inc., 1.990%, 10/7/04 ..................... $  2,980,000
     800,000   Miklin Industries LLC, 1.990%, 10/7/04 ............      800,000
     550,000   Montgomery Co., NY, IDA Rev. (CNB Fin. Corp.),
                 1.990%, 10/7/04 .................................      550,000
   1,785,000   Mountain State University Inc., WV Rev., 1.990%,
                 10/7/04 .........................................    1,785,000
     645,000   MU LLC, Taxable Notes, 2.040%, 10/7/04 ............      645,000
     400,000   New York, NY, IDA Civic Fac. Rev., 2.040%, 10/7/04       400,000
   1,540,000   Oklahoma Co., OK, Fin. Auth. IDR (Factory Direct),
                 2.090%, 10/7/04 .................................    1,540,000
     605,000   Orange Co., FL, IDA Rev. (Christian Prison Ministry),
                 2.840%, 10/7/04 .................................      605,000
   1,300,000   Orange Co., NY, Civic Fac. Rev. (Horton Med. Ctr.),
                 1.890%, 10/7/04 .................................    1,300,000
   1,100,000   Pasco Enterprises, Inc., 1.870%, 10/7/04 ..........    1,100,000
   2,800,000   Pebble Creek Golf LLC, 1.990%, 10/7/04 ............    2,800,000
   1,200,000   Pueblo, CO, Hsg. Auth. Pur. Rev., 1.950%, 10/7/04 .    1,200,000
   1,060,000   Rehab of Northern Kentucky LLC, 1.870%, 10/7/04 ...    1,060,000
     830,000   Revenue Bond Ctf. Ser. (Castlegate), 2.250%, 10/7/04     830,000
     600,000   Revenue Bond Ctf. Ser. 2004-10 (Pebble Brook),
                 2.240%, 10/7/04 .................................      600,000
   2,360,000   Revenue Bond Ctf. Ser. 2004-14 (Centennial
                 East Apts.),  2.240%, 10/7/04 ...................    2,360,000
   2,190,000   Revenue Bond Ctf. Ser. 2004-15 (Centennial
                 East II Apts.), 2.240%, 10/7/04 .................    2,190,000
   1,200,000   Revenue Bond Ctf. Ser. 2004-8 (Heather Lane),
                 2.240%, 10/7/04 .................................    1,200,000
   1,950,000   Revenue Bonds Ctf. Ser. 2004-12 (Timber
                 Lake Apts.), 2.240%, 10/7/04 ....................    1,950,000
   1,790,000   Revenue Bonds Ctf. Ser. 2004-19 (The Landings),
                 2.240%, 10/7/04 .................................    1,790,000
     190,000   Richmond, TX, Higher Educ. Fin. (Bayou-Houston
                 Proj.), 1.990%, 10/7/04 .........................      190,000
     100,000   Riverside Co., CA, IDA IDR (Advance Business),
                 2.040%, 10/7/04 .................................      100,000
   5,385,000   Shehata Said & Shehata, 1.990%, 10/7/04 ...........    5,384,999
   5,375,000   Springfield, MO, Redev. Auth. Rev. (Univ. Plaza
                 Hotel), 2.040%, 10/7/04 .........................    5,375,000
     135,000   St. Charles Co., MO, IDA IDR, 2.090%, 10/7/04 .....      135,000
     610,000   St. Charles    Co., MO, IDA Rev. (Austin Company
                 Proj.), 2.040%, 10/7/04 .........................      610,000
   1,600,000   Suffolk Co., NY, IDA IDR (Motor Pkwy. LLC),
                 1.870%, 10/7/04 .................................    1,600,000
     100,000   Suffolk Co., NY, IDR Civic Fac., 1.920%, 10/7/04 ..      100,000
     855,000   Tahoe LLC, 1.950%, 10/7/04 ........................      855,000
     300,000   Terre Haute, IN, Intl. Airport Auth. Rev.
                 (Tri Aerospace), 2.000%, 10/7/04 ................      300,000
     600,000   Texas, Student Hsg. & Cmnty. Affairs MFH
                 (Post Oak), 1.930%, 10/7/04 .....................      600,000
   3,950,000   Trinity Baptist Church, 1.940%, 10/7/04 ...........    3,950,000
     530,000   Vermont, HFA Student Hsg. (West Block), 1.940%,
                 10/7/04 .........................................      530,000
     535,000   Vista Funding Corp. 1996C, 1.990%, 10/7/04 ........      535,000
   1,365,000   VP Pack LLC, 1.990%, 10/7/04 ......................    1,365,000
     500,000   Washington St., MFA Rev. (Brittany Park LLC),
                 1.880%, 10/7/04 .................................      500,000
     820,000   West Covina, CA, PFA Tax Allocation Rev.,
                 1.920%, 10/7/04 .................................      820,000
   1,445,000   Westwood Baptist Church, 1.910%, 10/7/04 ..........    1,445,000
     975,000   WH Properites LTD, 1.940%, 10/7/04 ................      975,000
     565,000   Zecc Investments LLP, 2.040%, 10/7/04 .............      565,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES .................. $127,858,999
                                                                   ------------
               TAXABLE MUNICIPAL BONDS -- 14.1%
$    620,000   Cincinnati, OH, EDR (Convergys Corp. Proj.),
                 1.570%, 11/1/04 ................................. $    620,000
   1,450,000   Muskegon Co., MI, LTGO, 3.000%, 12/1/04 ...........    1,453,349
     300,000   Rhodes Sch. Dist. No. 84.5, IL, 3.000%, 12/1/04 ...      300,678
     444,000   Deerfield Twp., OH, BANS, 2.300%, 12/2/04 .........      444,335
   1,000,000   Chicago, IL, GO, 1.920%, 1/1/05 ...................    1,000,000
     500,000   Denver, CO, City & Co. Spl. Facs. Arpt. Rev.,
                 6.900%, 1/1/05 ..................................      505,943

MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT       INVESTMENT SECURITIES -- 98.8% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               TAXABLE MUNICIPAL BONDS -- 14.1% (CONTINUED)
$    515,000   Aurora, IL, Met. Exposition Aud. & Office Bldg.
                 Auth. Rev., 7.440%, 1/1/05 ...................... $    521,954
   8,000,000   Reg. Income Tax Agcy. COP (Computer Software
                 Proj.), 2.380%, 1/28/05 .........................    8,000,001
     810,000   St. Croix Co., WI, GO, 3.000%, 2/1/05 .............      814,345
     850,000   Chardon, OH, GO BANS Redev., 1.800%, 2/17/05 ......      850,000
   1,230,000   American Muni. Pwr. OH, Inc. (Gorsuch Station),
                 1.650%, 4/1/05 ..................................    1,230,000
     630,000   Highland Co., OH, GO BANS, 2.600%, 4/7/05 .........      632,721
     325,000   Lower Colorado River Auth. Tex. Rev., 6.920%,
                 5/15/05 .........................................      334,374
     745,000   California, Statewide Cmnyts. Dev. Auth. Rev.,
                 2.650%, 6/1/05 ..................................      745,000
     890,000   Darke Co., OH, GO BANS, 3.390%, 7/13/05 ...........      892,635
   1,000,000   Connecticut State Dev. Auth., 2.350%, 8/15/05 .....    1,000,000
   4,500,000   Michigan, Pub. Edl. Facs. Auth. Rev., 2.070%,
                 9/1/05 ..........................................    4,500,000
     650,000   Gateway Economic Dev. Corp. Gtr. Cleveland,
                 OH, Stadium Rev., 2.450%, 9/15/05 ...............      650,000
   1,000,000   Lebanon, OH, BANS, 2.700%, 9/21/05 ................    1,000,468
                                                                   ------------
               TOTAL TAXABLE MUNICIPAL BONDS ..................... $ 25,495,803
                                                                   ------------

               COMMERCIAL PAPER -- 6.3%
$  8,000,000   UBS Finance Delaware LLC, 1.880%, 10/1/04 ......... $  8,000,000
   3,352,000   Florida Power & Light Company, 1.750%, 10/13/04 ...    3,350,045
                                                                   ------------
               TOTAL COMMERCIAL PAPER ............................ $ 11,350,045
                                                                   ------------

               TOTAL INVESTMENT SECURITIES -- 98.8% .............. $177,976,555
                                                                   ------------

--------------------------------------------------------------------------------
  FACE
  AMOUNT       REPURCHASE AGREEMENTS -- 0.9%                          VALUE
--------------------------------------------------------------------------------
$  1,699,000   Morgan Stanley Dean Witter, Inc., 1.80%, dated
                 09/30/04, due 10/01/04, repurchase proceeds
                 $1,699,085 (Collateralized by $1,760,000 FNMA
                 Discount Note due 05/27/05, fair value
                 $1,735,008 ) .................................... $  1,699,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES AND REPURCHASE
                 AGREEMENTS -- 99.7% (Amortized Cost
                 $179,675,555) ................................... $179,675,555

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% .....      611,013
                                                                   ------------

               NET ASSETS -- 100.0% .............................. $180,286,568
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES -- 70.0%                         VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.2%
   3,500,000   FNMA Discount Note, 10/4/04 ....................... $  3,499,489
     100,000   FHLB, 6.335%, 10/6/04 .............................      100,064
   1,000,000   Overseas Private Investment Corp., 1.760%, 10/6/04     1,000,000
   3,441,860   Overseas Private Investment Corp., 1.860%, 10/6/04     3,441,860
     500,000   FHLMC, 4.230%, 10/9/04 ............................      500,299
     400,000   FHLB, 4.145%, 10/12/04 ............................      400,316
     221,000   FNMA Discount Note, 10/13/04 ......................      220,864
     750,000   FHLB, 3.625%, 10/15/04 ............................      750,580
     500,000   FHLB, 4.010%, 10/18/04 ............................      500,640
     100,000   FNMA, 6.310%, 11/1/04 .............................      100,401
     200,000   FFCB, 6.100%, 11/4/04 .............................      200,781
   1,000,000   FHLB, 2.000%, 11/15/04 ............................    1,001,050
     300,000   FHLB, 4.125%, 11/15/04 ............................      300,867
     875,000   FHLB, 6.250%, 11/15/04 ............................      879,754
     300,000   FHLMC, 3.250%, 11/15/04 ...........................      300,572
   2,407,000   FNMA Discount Note, 11/15/04 ......................    2,403,715
     425,000   FNMA Discount Note, 12/7/04 .......................      423,655
     500,000   FHLB, 1.510%, 12/8/04 .............................      499,767
   1,000,000   FHLB, 3.875%, 12/15/04 ............................    1,004,322
     180,000   FHLB, 6.030%, 12/23/04 ............................      181,675
     260,000   FFCB, 5.900%, 1/10/05 .............................      262,906
   1,000,000   FNMA, 1.715%, 1/18/05 .............................    1,000,000
   1,000,000   FFCB, 7.250%, 2/9/05 ..............................    1,020,621
     250,000   FHLB, 4.000%, 2/14/05 .............................      252,494
     250,000   FHLB, 5.820%, 2/18/05 .............................      253,698
     500,000   FHLB, 4.350%, 2/22/05 .............................      504,569
     190,000   FHLB, 6.050%, 2/23/05 .............................      193,064
     650,000   FFCB, 5.750%, 3/23/05 .............................      661,206
     250,000   FHLB, 6.465%, 3/24/05 .............................      255,366
     300,000   FHLB, 4.120%, 3/28/05 .............................      302,903
     100,000   FHLB, 4.375%, 4/11/05 .............................      101,608
     500,000   FHLB, 4.260%, 4/15/05 .............................      505,982
     125,000   FHLB, 5.850%, 4/15/05 .............................      127,441
     250,000   FHLB, 4.120%, 4/22/05 .............................      252,916
     385,000   FHLB, 1.625%, 5/3/05 ..............................      384,111
     475,000   FNMA, 7.160%, 5/11/05 .............................      489,159
     500,000   FFCB, 5.850%, 6/10/05 .............................      512,836
     450,000   FHLB, 5.950%, 6/13/05 .............................      461,444
   1,500,000   Overseas Private Investment Corp., 2.550%, 6/15/05     1,509,655
     500,000   FHLB, 2.080%, 6/20/05 .............................      499,922
     100,000   FFCB, 2.070%, 7/6/05 ..............................       99,809
     500,000   FHLB, 2.500%, 7/14/05 .............................      500,090
     185,000   FHLB, 1.660%, 8/24/05 .............................      183,879
     155,000   FHLB, 2.040%, 8/25/05 .............................      154,566
                                                                   ------------
               Total U.S. Government Agency Obligations .......... $ 28,200,916
                                                                   ------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT       INVESTMENT SECURITIES -- 70.0% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES -- 13.8%
$  1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany),
                 Guarantor: FNMA, 1.990%, 10/7/04 ................ $  1,350,000
   1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
                 Park Apts.), Guarantor: FNMA, 1.880%, 10/7/04 ...    1,650,000
   3,900,000   Simi Valley, CA, Hsg. MFH Rev. (Parker Ranch),
                 Guarantor: FNMA, 1.880%, 10/7/04 ................    3,900,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES .................. $  6,900,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES -- 70.0% .............. $ 35,100,916
                                                                   ------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT       REPURCHASE AGREEMENTS -- 30.2%                         VALUE
--------------------------------------------------------------------------------
$  3,131,000   Morgan Stanley Dean Witter, Inc., 1.80%, dated
                 09/30/04 due 10/01/04, repurchase proceeds
                 $3,131,157 (Collateralized by $3,240,000 FNMA
                 Discount Note due 05/27/05, fair value
                 $3,193,992) ..................................... $  3,131,000
  12,000,000   Nesbitt Burns Securities, Inc., 1.85%, dated
                 09/30/04 due 10/01/04, repurchase proceeds
                 $12,000,677 (Collateralized by $12,250,000
                 FNMA 3.375% due 12/15/08, fair value $12,262,785)   12,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS ....................... $ 15,131,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES AND REPURCHASE
                 AGREEMENTS -- 100.2% (Amortized Cost
                 $50,231,916) .................................... $ 50,231,916

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...      (92,682)
                                                                   ------------

               NET ASSETS -- 100.0% .............................. $ 50,139,234
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS  -  Bond Anticipation Notes
COP   -  Certificates of Participation
EDA   -  Economic Development Authority
EDR   -  Economic Development Revenue
FFCB  -  Federal Farm Credit Bank
FHLB  -  Federal Home Loan Bank
FHLMC -  Federal Home Loan Mortgage Corporation
FNMA  -  Federal National Mortgage Association
GNMA  -  Government National Mortgage Association
GO    -  General Obligation
HFA   -  Housing Finance Authority
HFC   -  Housing Finance Coporation
IDA   -  Industrial Development Authority
IDR   -  Industrial Development Revenue
LTGO  -  Limited Tax General Obligation
MFA   -  Multi-Family Authority
MFH   -  Multi-Family Housing
PFA   -  Public Finance Authority
TBA   -  To Be Announced
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Investment Trust (comprised of Core Bond Fund, High Yield Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, and U.S. Government Money Market Fund) (the "Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and for the High Yield Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, and U.S. Government Money Market Fund, the financial highlights for each of the five years in the period then ended, and for the Core Bond Fund, the financial highlights for each of the five years or periods in the period then ended and for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Touchstone Investment Trust at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and for the High Yield Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, and U.S. Government Money Market Fund, the financial highlights for each of the five years in the period then ended, and for the Core Bond Fund, the financial highlights for each of the five years or periods in the period then ended and for the year ended December 31, 1999, in conformity with U.S. generally accepted accounting principles.


                                            /s/ Ernst & Young LLP

Cincinnati, Ohio
November 11, 2004

MANAGEMENT OF THE TRUST
(UNAUDITED)
================================================================================
Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES(1):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
                                                                                                     OF FUNDS
                                                                                                     OVERSEEN
NAME                       POSITION(S)   TERM OF OFFICE(2)                                           IN THE      OTHER
ADDRESS                    HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                        TRUST         TIME SERVED            DURING PAST 5 YEARS                  FAMILY(3)   HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder           Trustee and   Until retirement at    Senior Vice President of The           32        Director of
Touchstone Advisors, Inc.  President     age 75 or until she    Western and Southern Life                        LaRosa's (a
221 East Fourth Street                   resigns or is removed  Insurance Company. President and                 restaurant
Cincinnati, OH                           Trustee since 1999     a director of IFS Financial                      chain).
Age: 49                                                         Services, Inc. (a holding
                                                                company). She is a director of
                                                                Capital Analysts Incorporated (an
                                                                investment advisor and
                                                                broker-dealer), Integrated Fund
                                                                Services, Inc. (the Trust's
                                                                administrator and transfer agent)
                                                                and IFS Fund Distributors, Inc.
                                                                (a broker-dealer), Touchstone
                                                                Advisors, Inc. (the Trust's
                                                                investment advisor) and
                                                                Touchstone Securities, Inc. (the
                                                                Trust's distributor). She is also
                                                                President and a director of IFS
                                                                Agency Services, Inc. (an
                                                                insurance agency), W&S Financial
                                                                Group Distributors, Inc. and IFS
                                                                Systems, Inc. She is Senior Vice
                                                                President and a director of Fort
                                                                Washington Brokerage Services,
                                                                Inc. (a broker-dealer). She is
                                                                President of Touchstone Tax- Free
                                                                Trust, Touchstone Investment
                                                                Trust, Touchstone Variable Series
                                                                Trust and Touchstone Strategic
                                                                Trust. She was President of
                                                                Touchstone Advisors, Inc and
                                                                Touchstone Securities, Inc. until
                                                                2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett            Trustee       Until retirement at    Chairman of the Board, President       32        Director of The
The Western and Southern                 age 75 or until he     and Chief Executive Officer of                   Andersons (an
Life Insurance Company                   resigns or is removed  The Western and Southern Life                    agribusiness
400 Broadway                             Trustee since 2002     Insurance Company and                            and retailing
Cincinnati, OH                                                  Western-Southern Life Assurance                  company);
Age: 55                                                         Company; Director and Vice                       Convergys
                                                                Chairman of Columbus Life                        Corporation (a
                                                                Insurance Company; Director of                   provider of
                                                                Eagle Realty Group, Inc., and                    integrated
                                                                Chairman of Fort Washington                      billing
                                                                Investment Advisors, Inc.                        solutions and
                                                                                                                 customer/employee
                                                                                                                 care services)
                                                                                                                 and Fifth Third
                                                                                                                 Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II      Trustee       Until retirement in    Retired Senior Partner of Frost        32        Director of
221 East Fourth Street                   2005 or until he       Brown Todd LLC (a law firm).                     Consolidated Health
Cincinnati, OH                           resigns or is removed                                                   Services, Inc.
Age: 76                                  Trustee since 2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman         Trustee       Until retirement at    Retired Vice President of The          32        Director of
c/o Touchstone Advisors,                 age 75 or until he     Procter & Gamble Company. A                      LCA-Vision (a
Inc.                                     resigns or is removed  Trustee of The Procter & Gamble                  laser vision
221 East Fourth Street                   Trustee since 1999     Profit Sharing Plan and The                      correction
Cincinnati, OH                                                  Procter & Gamble Employee Stock                  company) and
Age: 75                                                         Ownership Plan until 2000.                       Millennium
                                                                                                                 Bancorp.
------------------------------------------------------------------------------------------------------------------------------------

52

MANAGEMENT OF THE TRUST (UNAUDITED)
(CONTINUED)
================================================================================

INDEPENDENT TRUSTEES (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
                                                                                                     OF FUNDS
                                                                                                     OVERSEEN
NAME                       POSITION(S)   TERM OF OFFICE(2)                                           IN THE      OTHER
ADDRESS                    HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                        TRUST         TIME SERVED            DURING PAST 5 YEARS                  FAMILY(3)   HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox             Trustee       Until retirement at    President and Chief Executive          32        Director of the
221 East Fourth Street                   age 75 or until he     Officer of Cox Financial Corp. (a                Federal Reserve
Cincinnati, OH                           resigns or is          financial services company).                     Bank of
Age: 55                                  removed                                                                 Cleveland;
                                         Trustee since 1999                                                      Broadwing, Inc.
                                                                                                                 (a communications
                                                                                                                 company);
                                                                                                                 and Cinergy
                                                                                                                 Corporation (a
                                                                                                                 utility
                                                                                                                 company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner           Trustee       Until retirement at    Principal of HJL Enterprises           32        None
221 East Fourth Street                   age 75 or until he     (a privately held investment
Cincinnati, OH                           resigns or is          company).
Age: 65                                  removed
                                         Trustee since 1981
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg        Trustee       Until retirement at    Retired Partner of KPMG LLP (a         32        Trustee of Good
221 East Fourth Street                   age 75 or until he     certified public accounting                      Samaritan Hospital,
Cincinnati, OH                           resigns or is          firm). He is Vice President of                   Bethesda Hospital
Age: 70                                  removed                St. Xavier High School.                          and Tri-Health,
                                         Trustee since                                                           Inc.
                                         1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti            Trustee       Until retirement at    CEO and Chairman of Avaton, Inc.       32        None
221 East Fourth Street                   age 75 or until he     (a wireless entertainment
Cincinnati, OH                           resigns or is          company). President of Cincinnati
Age: 56                                  removed                Biomedical (a consulting
                                         Trustee since 2002     company). CEO and Chairman of
                                                                Astrum Digital Information (an
                                                                information monitoring company)
                                                                from 2000 until 2001; President
                                                                of Great American Life Insurance
                                                                Company from 1999 until 2000; A
                                                                Director of Chiquita Brands
                                                                International, Inc. until 2000;
                                                                Senior Executive of American
                                                                Financial Group, Inc. (a
                                                                financial services company) from
                                                                1996 until 1999.
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisers, Inc., the Trust's investment adviser, and Touchstone Securities, Inc., the Trust's distributor and an officer of various affiliates of the adviser and distributor, is an "interested person" of the Trust within the meaning of
      Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisers, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisers, Inc., the Trust's sub-adviser, and an officer of other affiliates of the adviser and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.

(3) The Touchstone Family of Funds consists of five series of the Trust, five series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

MANAGEMENT OF THE TRUST (UNAUDITED)
(CONTINUED)
================================================================================
PRINCIPAL OFFICERS(1):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
                                                                                                     OF FUNDS
                                                                                                     OVERSEEN
NAME                       POSITION(S)   TERM OF OFFICE                                              IN THE      OTHER
ADDRESS                    HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                        TRUST         TIME SERVED            DURING PAST 5 YEARS                  FAMILY(2)   HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder           President     Until resignation,     See biography above                    32        Director of
Touchstone                 and Trustee   removal or                                                              LaRosa's (a
Advisors, Inc.                           disqualification                                                        restaurant chain).
221 East Fourth Street                   President since
Cincinnati, OH                           2004; President
Age: 49                                  from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch            Vice          Until resignation,     Vice President-Compliance of           32        None
Touchstone Advisors, Inc.  President     removal or             IFS Financial Services, Inc.,
221 East Fourth Street     and Chief     disqualification       Director of Compliance of Fort
Cincinnati, OH             Compliance    Vice President         Washington Brokerage Services,
Age: 47                    Officer       since 2003             Inc.; Chief Compliance Officer of
                                                                Puglisi & Co. from May 2001 until
                                                                August 2002; Vice President -
                                                                Compliance of Palisade Capital
                                                                Management from June 1997 until
                                                                January 2000.
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo             Vice          Until resignation,     President of Touchstone                32        None
Touchstone Securities,     President     removal or             Securities, Inc. and Touchstone
Inc.                                     disqualification       Advisors, Inc.; Managing Director
221 East Fourth Street                   Vice President         of Deutsche Asset Management
Cincinnati, OH                           since 2004             until 2001.
Age: 53
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent            Vice          Until resignation,     Senior Vice President of               32        None
Touchstone Advisors, Inc.  President     removal or             Touchstone Advisors, Inc.;
221 East Fourth Street                   disqualification       Marketing Director of Promontory
Cincinnati, OH                           Vice President         Interfinancial Network from
Age: 41                                  since 2004             2002-2003; Senior Vice President
                                                                of McDonald Investments from 1998
                                                                - 2001; Managing Director of Key
                                                                Asset Management from 1991-1998.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft       Controller    Until resignation,     Senior Vice President, Chief           32        None
Touchstone                 and           removal or             Financial Officer and Treasurer
Advisors, Inc.             Treasurer     disqualification       of Integrated Fund Services,
221 East Fourth Street                   Controller since       Inc., IFS Fund Distributors, Inc.
Cincinnati, OH                           2000                   and Fort Washington Brokerage
Age: 42                                  Treasurer since        Services, Inc. She is Chief
                                         2003                   Financial Officer of IFS
                                                                Financial Services, Inc.,
                                                                Touchstone Advisors, Inc. and
                                                                Touchstone Securities, Inc. and
                                                                Assistant Treasurer of Fort
                                                                Washington Investment Advisors,
                                                                Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom              Secretary     Until resignation,     Vice President - Managing              32        None
Integrated Fund Services,                removal or             Attorney of Integrated Fund
Inc.                                     disqualification       Services, Inc. and IFS Fund
221 East Fourth Street                   Secretary since        Distributors, Inc.
Cincinnati, OH                           1999
Age: 36
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

(2) The Touchstone Family of Funds consist of five series of the Trust, five series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

OTHER ITEMS (UNAUDITED)
================================================================================

PROXY VOTING

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended September 30, 2004 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the deading entitled "Expenses Paid During the Six Months Ended September 30, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------------------------------------------------------------------------------------------
                                                                                 EXPENSES
                             TOTAL                                                 PAID
                          NET EXPENSE     RETURN    BEGINNING       ENDING      DURING THE
                             RATIO        PERIOD     ACCOUNT       ACCOUNT      SIX MONTHS
                           ANNUALIZED     ENDED       VALUE         VALUE         ENDED
                           SEPT. 30,    SEPT. 30,   SEPT. 30,     SEPT. 30,     SEPT. 30,
                              2004         2004       2004*          2004         2004**
------------------------------------------------------------------------------------------
CORE BOND FUND
  Class A Actual .........   0.90%        0.20%    $ 1,000.00    $  1,002.00     $  4.51
  Class A Hypothetical ...   0.90%        2.50%    $ 1,000.00    $  1,020.50     $  4.55

  Class C Actual .........   1.65%       (0.09%)   $ 1,000.00    $    999.10     $  8.25
  Class C Hypothetical ...   1.65%        2.50%    $ 1,000.00    $  1,016.75     $  8.32

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

                                                                                        EXPENSES
                                    TOTAL                                                 PAID
                                 NET EXPENSE     RETURN    BEGINNING       ENDING      DURING THE
                                    RATIO        PERIOD     ACCOUNT       ACCOUNT      SIX MONTHS
                                  ANNUALIZED     ENDED       VALUE         VALUE         ENDED
                                  SEPT. 30,    SEPT. 30,   SEPT. 30,     SEPT. 30,     SEPT. 30,
                                     2004         2004       2004*          2004         2004**
-------------------------------------------------------------------------------------------------
HIGH YIELD FUND
  Class A Actual ................   1.05%        3.50%    $  1,000.00   $  1,035.00     $   5.34
  Class A Hypothetical ..........   1.05%        2.50%    $  1,000.00   $  1,019.75     $   5.30

  Class B Actual ................   1.80%        3.10%    $  1,000.00   $  1,031.00     $   9.14
  Class B Hypothetical ..........   1.80%        2.50%    $  1,000.00   $  1,016.00     $   9.07

  Class C Actual ................   1.80%        3.09%    $  1,000.00   $  1,030.90     $   9.14
  Class C Hypothetical ..........   1.80%        2.50%    $  1,000.00   $  1,016.00     $   9.07

INSTITUTIONAL U.S. GOVERNMENT
MONEY MARKET FUND
  Actual .......................    0.40%        0.45%    $  1,000.00   $  1,004.50     $   2.01
  Hypothetical .................    0.40%        2.50%    $  1,000.00   $  1,023.00     $   2.02

MONEY MARKET FUND
  Class A Actual ...............    0.85%        0.40%    $  1,000.00   $  1,004.00     $   4.26
  Class A Hypothetical .........    0.85%        2.50%    $  1,000.00   $  1,020.75     $   4.29

  Class S Actual ...............    1.15%        0.25%    $  1,000.00   $  1,002.50     $   5.76
  Class S Hypothetical .........    1.15%        2.50%    $  1,000.00   $  1,019.25     $   5.81

U.S. GOVERNMENT MONEY
MARKET FUND
  Actual .......................    0.95%        0.18%    $  1,000.00   $  1,001.80     $   4.75
  Hypothetical .................    0.95%        2.50%    $  1,000.00   $  1,020.25     $   4.80

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

**Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

TOUCHSTONE INVESTMENTS


DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com


INVESTMENT ADVISER

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094


TRANSFER AGENT

Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


SHAREHOLDER SERVICE

800.543.0407


A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133



[LOGO]  TOUCHSTONE
        INVESTMENTS
                                                                    ------------
                                                                    TSF-159-0410

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, no amendments were made to the provisions of the code of ethics, nor did the registrant grant any waivers, including any implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled $57,800 for the September 30, 2004 fiscal year and $59,400 for the September 30, 2003 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled $130,500 for the September 30, 2004 fiscal year, of which $28,000 consisted of due diligence/merger services for fund mergers and $102,500 consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent. Audit-Related fees totaled $95,000 for the September 30, 2003 fiscal year and consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled $16,000 for the September 30, 2004 fiscal year and $21,000 for the September 30, 2003 fiscal year and consisted of fees for tax compliance services during both years.

(d) All Other Fees. There were no other fees for the September 30, 2004 or September 30, 2003 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $289,200 for the fiscal year ended September 30, 2004 and $265,700 for the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2) Certifications required by Item 11(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Touchstone Investment Trust

By: /s/ Jill T. McGruder
   -----------------------------------
   Jill T. McGruder
   President

Date:  December 6, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jill T. McGruder
   -----------------------------------
   Jill T. McGruder
   President

Date:  December 6, 2004


/s/ Terrie A. Weidenheft
--------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 6, 2004